        As filed with the U.S. Securities and Exchange Commission on May 7, 2004
                                               Securities Act File No. 333-56881
                                        Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933        [X]

                         Pre-Effective Amendment No.                      [ ]

                       Post-Effective Amendment No. 52                    [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940    [X]

                              Amendment No. 54                            [X]
                        (Check appropriate box or boxes)

                                ING EQUITY TRUST
                         (FORMERLY PILGRIM EQUITY TRUST)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

             Huey P. Falgout, Jr.                      With copies to:
             ING Investments, LLC                  Margaret Bancroft, Esq.
        7337 E. Doubletree Ranch Road                      Dechert
             Scottsdale, AZ 85258                   30 Rockefeller Plaza
   (Name and Address of Agent for Service)        New York, New York 10112

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]    Immediately upon filing pursuant to paragraph (b)      [ ]      on (date), pursuant to paragraph (b)

[ ]    60 days after filing pursuant to paragraph (a)(1)      [ ]      on (date), pursuant to paragraph (a)(1)

[ ]    75 days after filing pursuant to paragraph (a)(2)      [X]      on (July 21, 2004), pursuant to paragraph (a)(2)
                                                                       of Rule 485
If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                ING EQUITY TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Explanatory Note

*    ING Principal Protection Fund XI Classes A, B and C Prospectus

*    ING Principal Protection Fund XI Statement of Additional Information

*    Part C

*    Signature Page

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 52, filed in reliance on Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Equity Trust (the "Registrant") is being filed for the purpose of registering a new series, the ING Principal Protection Fund XI.

                                                     PROSPECTUS



       PROSPECTUS

[PHOTO OF ABACUS]

       [              ], 2004


       Classes A, B and C
                                                 ING PRINCIPAL

                                                 PROTECTION FUND XI



       The Offering Period will run from
       August 16, 2004 through November 11,
       2004. All monies to purchase shares
       during the Offering Period must be
       received no later than November 11,
       2004.



       This prospectus contains
       important information about
       investing in the ING Principal
       Protection Fund XI. You should
       read it carefully before you
       invest, and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not guaranteed by
       the Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




These pages contain a description of the ING Principal Protection Fund XI
(Fund), including its objective, investment strategy and risks.


You'll also find:

--------------------------------------------------------------------------------
[MONEY GRAPHIC]
         FUND
         PERFORMANCE



--------------------------------------------------------------------------------


A SECTION ON FUND PERFORMANCE.


--------------------------------------------------------------------------------
[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.


    ING PRINCIPAL PROTECTION FUND XI
      INVESTMENT OBJECTIVE, STRATEGIES AND
      RISKS                                          1
    WHAT YOU PAY TO INVEST                           8
    THE PAYMENT UNDERTAKING                          9
    MORE INFORMATION ABOUT RISKS                    11
    SHAREHOLDER GUIDE                               12
    MANAGEMENT OF THE FUND                          20
    DIVIDENDS, DISTRIBUTIONS AND TAXES              21
    WHERE TO GO FOR MORE INFORMATION        Back Cover


The Fund may suit you if you:

    - have an investment time horizon
      of at least five years

    - are a conservative investor who
      seeks potential for growth but
      place a premium on capital
      preservation.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

OFFERING    AUGUST 16, 2004-
PERIOD      NOVEMBER 11, 2004




OFFERING    AUGUST 16, 2004-
PERIOD      OCTOBER 15, 2004
IRA
TRANSFERS




QUIET       NOVEMBER 12, 2004-
PERIOD      NOVEMBER 17, 2004




GUARANTEE  NOVEMBER 18, 2004-
PERIOD      NOVEMBER 18, 2009




GUARANTEE  NOVEMBER 18, 2009
MATURITY
DATE




INDEX PLUS
LARGECAP   NOVEMBER 19, 2009
PERIOD
BEGINS




                                                ING PRINCIPAL PROTECTION FUND XI

--------------------------------------------------------------------------------
                        THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS. PLEASE READ IT CAREFULLY.



                        INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



                        OVERVIEW


                         DURING THE GUARANTEE PERIOD, THE FUND SEEKS TO PARTICIPATE IN FAVORABLE EQUITY MARKET CONDITIONS WHILE PRESERVING AT LEAST THE PRINCIPAL AMOUNT OF THE FUND AS OF THE INCEPTION OF THE GUARANTEE PERIOD. The Fund undertakes (the Payment Undertaking) that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the last day of the Quiet Period, less certain expenses not covered by the Expense Limitation Agreement (Guaranteed Amount), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guaranteed Maturity Date, or if there are expenses incurred by the Fund which are not covered by the Expense Limitation Agreement with the Fund's Adviser, the shareholders' Guaranteed Amount will be reduced as described in The Payment Undertaking (see page 9). [The Payment Undertaking is backed by an unconditional, irrevocable financial guarantee insurance policy issued to ING Equity Trust by MBIA Insurance Corporation (MBIA), a monoline financial guarantor, for the benefit of shareholders of the Fund.]


                         DURING THE INDEX PLUS LARGECAP PERIOD, WHICH WILL COMMENCE IMMEDIATELY FOLLOWING THE GUARANTEE PERIOD, THE FUND SEEKS TO OUTPERFORM THE TOTAL RETURN PERFORMANCE OF THE STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX, WHILE MAINTAINING A RISK PROFILE CONSISTENT WITH THE INDEX.

                         Shares of the Fund will be offered during the Offering Period and the Index Plus LargeCap Period only. Shares will not be offered during the Guarantee Period or the Quiet Period, except in connection with the reinvestment of dividends. During the Offering Period and the Quiet Period, Fund assets will be invested exclusively in short-term investments. In order to manage the maximum amount of assets under management, the Fund reserves the right to limit the number of shares it will accept for purchase during the Offering Period.

                         If Fund assets do not reach $75 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions, the Board reserves the right to liquidate the Fund, shorten or extend the Offering Period or take other action permitted by law. If the Fund liquidates during the Offering Period, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current net asset value (NAV) of their shares. In the event the Fund shortens the Offering Period, the Fund will use its best efforts to provide notice at least 5 business days in advance.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                        ING Principal Protection Fund XI       1

                                                  ADVISER
                                                  ING Investments, LLC
                                                  SUB-ADVISER

ING PRINCIPAL PROTECTION FUND XI                  ING Investment Management Co.

--------------------------------------------------------------------------------

                                                      [TARGET GRAPHIC]
GUARANTEE
PERIOD
OBJECTIVE

During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. The Fund's investment objective is not fundamental and may be changed without shareholder vote.

                                                      [COMPASS GRAPHIC]
GUARANTEE
PERIOD
INVESTMENT
STRATEGY

Principal Investment Strategies. The Fund will not implement an "investment strategy" in any conventional sense. Rather, the Fund's asset allocation strategy seeks to optimize the exposure of the Fund to the Equity Component while protecting Fund assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Payment Undertaking. The Fund allocates its assets among the following asset classes:

- During the Offering Period, the Fund's assets will be invested in short-term instruments.

- During the Guarantee Period, the Fund's assets will be allocated between the:

    - EQUITY COMPONENT, consisting primarily of common stocks included in the Standard and Poor's 500 Composite Stock Price Index (S&P 500), and futures contracts on the S&P 500; and the

    - FIXED COMPONENT, consisting primarily of short- to intermediate-duration U.S. Government securities.

The Fund's asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that payment under the Payment Undertaking will be required. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Fund.

ASSET ALLOCATION -- the Sub-Adviser uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Fund, the then prevailing level of interest rates, equity market volatility, the Fund's total annual expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Payment Undertaking. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT -- the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an enhanced index strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold at least 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party


 2      ING Principal Protection Fund XI

                                                ING PRINCIPAL PROTECTION FUND XI

--------------------------------------------------------------------------------

and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

INVESTMENT STRATEGY UNDER CERTAIN MARKET CONDITIONS -- In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.

FIXED COMPONENT -- the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate-duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

TURNOVER. The model may require the Fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.


TRANSITION PERIOD. After November 18, 2009 (Guarantee Maturity Date), the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund's Index Plus LargeCap Period investment objective as described later in the Prospectus.


CHOICES AT THE END OF THE GUARANTEE PERIOD


The Guarantee Period ends on November 18, 2009. On that date, shareholders will receive their Guaranteed Amount or the value of the shares at NAV, whichever is greater. Shareholders have the following available options on November 18, 2009:


- Remain invested in the Fund for the Index Plus LargeCap Period, which will then invest generally in stocks only;

- Exchange shares into another ING principal protection fund, if available;

- Exchange into other ING mutual funds, that are available for exchange; or

- Sell their shares for cash, less any applicable CDSC schedule.


If you take no action on November 18, 2009, you will be deemed to have elected to remain in the Fund for the Index Plus LargeCap Period.



IMPORTANT NOTE: After November 18, 2009, assets, including those that remain in the Fund, are no longer guaranteed and are subject to market risks. As with the sale of any securities, there may be a taxable event if it is required to liquidate fixed income securities at the end of the Guarantee Period.


                                                                 [SCALE GRAPHIC]
PRINCIPAL
GUARANTEE
PERIOD
RISKS

You could lose money on an investment in the Fund. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

The principal risks of an investment in the Fund during the Guarantee Period involve opportunity costs, as well as the risks of investing in stocks and bonds. Opportunity Costs involve the likelihood that a significant portion of Fund assets are allocated to the Fixed Component during periods of low interest rates and/or of declining equity market which reduces the Fund's ability to participate fully in upward equity market movement.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.
                                        ING Principal Protection Fund XI       3

ING PRINCIPAL PROTECTION FUND XI

--------------------------------------------------------------------------------

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Fund's assets may be largely invested in the Fixed Component in order to decrease the likelihood that a payment would be required under the Payment Undertaking. The effect of low interest rates on the Fund would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund's assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE FUND'S ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

OPPORTUNITY COSTS. There are substantial opportunity costs associated with an investment in the Fund. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Payment Undertaking.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Fund assets. If the market value of the Equity Component rises, the percentage of the Fund's assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Fund will affect these allocations. For example, if the Fund incurs early losses, the Fund may allocate 100% of the Fund's assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Fund participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Fund, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Fund and other factors. The Fund might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, an Investor could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE FUND'S EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Fund's NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Fund's assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

INVESTING IN STOCKS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

INVESTING IN BONDS. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is also a risk that the issuer will default on the payment of principal or interest. Since the Fund marks its portfolio to market on each business day, the NAV per share of each class of the Fund will reflect the generally greater volatility of zero coupon bonds in the portfolio. A decline in prevailing U.S. interest rates could materially increase the opportunity cost. Any such decline would increase the present value of the Payment Undertaking, potentially causing the Fund to allocate all or substantially all of the Fund's Assets to the Fixed Component in order to assure that such assets do not fall below the aggregate Guaranteed Amount.

Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon securities) to its shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund.

USE OF FUTURES. While the use of futures contracts by the Fund can amplify a gain, it can also amplify a loss. Such a loss can be substantially more money than the actual cost



 4      ING Principal Protection Fund XI

                                                ING PRINCIPAL PROTECTION FUND XI

--------------------------------------------------------------------------------

of the investment. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.

RISKS OF USING DERIVATIVES. Certain securities in which the Fund may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Fund can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Fund's share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Fund's realizing a lower return than expected on an investment.

TRANSACTION COSTS AND TAXES. The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs.

The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Fund and may therefore also increase the tax liability of shareholders. The Fund will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.

SHARES OF THE FUND MAY FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

FUND SUITABILITY

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a contingent deferred sales charge (CDSC) and are not covered by the Payment Undertaking. Any distributions that you receive in the form of cash will reduce your Guaranteed Amount. Also, certain Fund expenses are not covered by the Expense Limitation Agreement with the Adviser, such as interest, taxes and extraordinary expenses and the amount of any such expenses are not covered by the Payment Undertaking.

See also "More Information About Risks" later in this Prospectus.

                                                      [TARGET GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
OBJECTIVE

During the Index Plus LargeCap Period, the Fund seeks to outperform the total return performance of the S&P 500, while maintaining a risk profile consistent with the Index.

                                                       [COMPASS GRAPHIC]
INDEX PLUS
LARGECAP
PERIOD
INVESTMENT
STRATEGY

During the Index Plus LargeCap Period, the Fund's principal investment strategies are the same as those of the enhanced index strategy, as described above under Equity Component, except that the Fund may use both futures contracts and options on indices.

The primary use of futures contracts and options is for hedging purposes. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

                                                      [SCALE GRAPHIC]
PRINCIPAL
INDEX PLUS
LARGECAP
PERIOD
RISKS

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

The principal risks of an investment in the Fund during the Index Plus LargeCap Period are those generally



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.
                                        ING Principal Protection Fund XI       5

ING PRINCIPAL PROTECTION FUND XI

--------------------------------------------------------------------------------

attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. Other risks include the Fund's use of futures contracts and options. The risks associated with futures contracts are described under "Guarantee Period Risks" which also apply to the use of options.

During the Index Plus LargeCap Period, the Board of Trustees may, in its discretion, cause the Fund to be liquidated without shareholder approval, unless otherwise prohibited by law.

See also "More Information About Risks" later in this Prospectus.



 6      ING Principal Protection Fund XI

                                                ING PRINCIPAL PROTECTION FUND XI

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                     Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.
                                        ING Principal Protection Fund XI       7

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The table that follows shows the fees and expenses that you may pay if you buy and sell shares of the Fund.

FEES YOU PAY DIRECTLY

                                                              CLASS A       CLASS B          CLASS C
----------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE) %                                   5.75(1)       None             None
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR
  SALES PRICE, WHICHEVER IS LESS)                                None(2)       5.00(3)(5)       1.00(4)(5)




(1) Reduced for purchases of $50,000 and over. Please see page 14.



(2) A CDSC of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 14.



(3) Imposed on redemptions within 1 year of purchase. The fee has scheduled reductions after the first year. Please see page 14.



(4) Imposed on redemptions within 1 year of purchase. Please see page 14.



(5) The CDSC will also be charged if the Fund closes your account due to failure to maintain the minimum account value. Please see page 14 and page 18.


OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

                                          DISTRIBUTION                       TOTAL
                       MANAGEMENT         AND SERVICE                         FUND
                   FEE -- EQUITY/FIXED      (12B-1)          OTHER         OPERATING
FUND                 COMPONENT(2)(3)          FEES        EXPENSES(4)    EXPENSES(5)(6)
---------------------------------------------------------------------------------------
 Class A      %         0.80/0.55             0.25           0.70             1.75
 Class B      %         0.80/0.55             1.00           0.70             2.50
 Class C      %         0.80/0.55             1.00           0.70             2.50

--------------------------------------------------------------------------------

(1) Because the Fund is new, Other Expenses, shown above, are estimated.

(2) The management fee during the Guarantee Period is computed according to the dollar amount of the total assets in the Equity Component and the Fixed Component and will be calculated on a daily basis. The management fee assessed to the Equity Component will be 0.80% of the dollar amount of total assets in the Equity Component and the management fee assessed to the Fixed Component will be 0.55% of the dollar amount of total assets in the Fixed Component. If the Sub-Adviser utilizes the "Investment Strategy Under Certain Market Conditions," found on page 3, the management fee for the Equity Component will be 0.55%

(3) The management fee during the Offering Phase is 0.25%. The management fee during the Index Plus LargeCap Period is 0.60%.

(4) Expenses such as an administrative services fee of 0.10%, and a guarantee fee of 0.33% are included in Other Expenses.

(5) ING Investments has entered into a written Expense Limitation Agreement with the Fund under which it will limit expenses of the Fund, excluding expenses such as interest, taxes, brokerage and extraordinary expenses. Under this Agreement, ING Investments may be entitled to recoup some or all of the amounts waived or reimbursed in the three years following such waiver or reimbursement if certain conditions are fulfilled, to a maximum of 1.75% in the case of Class A and 2.50% in the case of Classes B and C. The expense limitations are contractual and continue through the Guarantee Maturity Date. Thereafter, the expense limitations renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation at least 30 days prior to the end of the term or upon termination of the Investment Management Agreement.

(6) This calculation reflects the maximum management fee you will pay of 0.80%.

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance vary.

CLASS A

         1 YEAR*      3 YEARS*
------------------------------
$          743         1,094

CLASS B

         IF YOU SELL YOUR SHARES        IF YOU DON'T SELL YOUR SHARES
         -----------------------        ------------------------------
         1 YEAR*       3 YEARS*          1 YEAR*             3 YEARS*
----------------------------------------------------------------------
$          753           1,179             253                  779

CLASS C

         IF YOU SELL YOUR SHARES        IF YOU DON'T SELL YOUR SHARES
         -----------------------        ------------------------------
         1 YEAR*       3 YEARS*          1 YEAR*             3 YEARS*
----------------------------------------------------------------------
$          353            779              253                  779

* ING Investments is contractually
  obligated to waive fees and/or
  reimburse expenses through the
  Guarantee Maturity Date. Therefore,
  all figures reflect this
  waiver/reimbursement.



 8      What You Pay to Invest

                                                         THE PAYMENT UNDERTAKING
--------------------------------------------------------------------------------


[PAYMENT UNDERTAKING. The Fund undertakes (the Payment Undertaking) that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the last day of the Quiet Period, less certain expenses not covered by the Expense Limitation Agreement (Guaranteed Amount), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. The guarantee per share will equal the NAV per share on the last day of the Quiet Period, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. The Payment Undertaking is backed by an unconditional and irrevocable financial guarantee insurance policy issued by MBIA for the benefit of the shareholders of the Fund. The Fund will pay to MBIA a fee equal to 0.33% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy guaranteeing the Payment Undertaking of the Fund. If, on the Guarantee Maturity Date, the actual NAV per share is less than the guaranteed NAV per share, MBIA will pay an amount sufficient to ensure that each shareholders's account will be redeemed for no less than his or her Guaranteed Amount. The Fund's shareholders have no rights or claims against MBIA under the terms of the financial guarantee insurance policy should MBIA fail to fulfill its obligations under the policy. Consequently, an investment in the Fund involves a risk of loss if MBIA is unable to pay its obligations, if any, under its policy, or otherwise defaults. For additional details, see the Statement of Additional Information.]



[FINANCIAL GUARANTEE INSURANCE POLICY. The Fund has entered into a Financial Guaranty Agreement with MBIA under which MBIA will issue an unconditional and irrevocable financial guarantee insurance policy under which MBIA agrees to make up any shortfall between the Guaranteed Amount on the Maturity Date and the Fund's then current net asset value. MBIA is a monoline financial guarantor which files periodic reports, including financial statements under the Securities Exchange Act of 1934. Such reports are available from the Securities and Exchange Commission at the address on the back cover of this prospectus. You can also receive a copy of such periodic reports free of charge by calling ING Funds at 1-800-992-0180.]


CALCULATION OF GUARANTEED AMOUNT. EXAMPLE. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 5.75%, $18,850 will be invested in Class A shares and you will have 1,885 shares in your account.


Assume further that at the end of the day on the last day of the Quiet Period November 17, 2004, the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of November 17, 2004. To calculate your full guarantee, multiply the shares you own on November 17, 2004 by the NAV per share for your class of shares on November 17, 2004. Using our example:



Shares you own on November 17, 2004               1,885.000
NAV per share of Class A shares on November 17,
  2004                                              x$10.02
                                                 ----------
YOUR GUARANTEED AMOUNT                           $18,887.70
                                                 ----------


GUARANTEED AMOUNT REDUCTION FOR CERTAIN EXPENSES. YOUR GUARANTEED AMOUNT WILL NOT CHANGE DURING THE GUARANTEE PERIOD AS LONG AS YOU REINVEST ALL YOUR DIVIDENDS AND DISTRIBUTIONS AND MAKE NO WITHDRAWALS PRIOR TO THE GUARANTEE MATURITY DATE. IT WILL BE REDUCED TO THE EXTENT THE FUND INCURS EXPENSES NOT COVERED BY THE EXPENSE LIMITATION AGREEMENT. The Expense Limitation Agreement provides that the Adviser will be responsible for the ordinary operating expenses of each Fund class incurred in any fiscal year to the extent such ordinary operating expenses exceed 1.75% in the case of Class A and 2.50% in the case of Classes B and C. Ordinary expenses include the management fees payable to the Adviser but do not include interest, taxes, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Independent Trustees.

REDEMPTIONS OF SHARES DURING THE GUARANTEE PERIOD WILL DECREASE THE GUARANTEED AMOUNT TO WHICH A SHAREHOLDER IS ENTITLED. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current guarantee per share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.

THE GUARANTEE PER SHARE WILL DECLINE AS DIVIDENDS AND DISTRIBUTIONS ARE MADE TO SHAREHOLDERS. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced guarantee per share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced guarantee per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

EXAMPLE. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the guarantee per share decreases, your Guaranteed Amount does not change.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 The Payment Undertaking       9

THE PAYMENT UNDERTAKING
--------------------------------------------------------------------------------


Using our example, assume it is now December 11, 2005 and the Fund declares a dividend of $0.15 per share. Also, assume that the Class A NAV is $11.25 per share at the end of the day on December 11, 2005.


To recalculate your guarantee per share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,885 shares by $0.15 per share to arrive at $282.75.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $282.75 divided by $11.25 or 25.133 shares.

3. Adjust your account for your additional shares. Add 1,885 and 25.133 to arrive at your new share balance of 1,910.133.

4. Determine your new guarantee per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $18,887.70 by 1,910.133 shares to arrive at the new guarantee per share of $9.8882.

5. YOUR GUARANTEED AMOUNT STILL EQUALS $18,887.70.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the guarantee per share for each class of shares whenever the Fund declares a dividend. Shareholders will be informed of the new guarantee per share, but they can obtain this information at any time by calling (800) 992-0180.

See "Dividends, Distribution and Taxes -- Taxes in Relation to the Financial Guarantee" for additional details regarding the financial guarantee.


 10      The Payment Undertaking

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. In addition, there is the risk of default by [MBIA] that could lead to the loss of principal at the conclusion of the Guarantee Period. This section discusses the risks associated with certain types of securities in which the Fund may invest and certain investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the Statement of Additional Information.


CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities to changing interest rates.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may, during the Index Plus LargeCap Period, lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. The Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest cost. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       11

SHAREHOLDER
GUIDE                                                     CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fee of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.


- A CDSC (if you sell your shares prior to the Guarantee Maturity Date), as described on page 14.*


- Automatic conversion to Class A after 8 years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.


- A CDSC (if you sell your shares prior to the Guarantee Maturity Date), as described on page 14.*


- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. For example, the front-end sales charge for Class A shares will reduce your Guaranteed Amount by the amount of the sales charge. In addition, the relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio. So Class B and Class C shares pay corresponding lower dividends and may have a lower net asset value than Class A. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:


- Name;


- Date of birth (individuals);


- Physical residential address (although post office boxes are still permitted for mailing); and


- Social security number, taxpayer identification number, or other identifying number.


You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.


EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE THE ACCOUNT IF THEY ARE UNABLE TO VERIFY IDENTITY WITHIN A REASONABLE TIME.


FREQUENT TRADING -- MARKET TIMING



The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.



The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance.


------------------



* Investors who exchange into shares of other ING Funds will be subject to the other Fund's CDSC schedule which may mean that their CDSC will extend beyond the Guarantee Maturity Date.



 12      Shareholder Guide

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------


In order to discourage frequent, short-term trading within the Fund, the Administrator, ING Fund Services, LLC ("ING") monitors trading activity. With regard to frequent, short-term trading, in the event that an individual's or organization's trading activity:



1) exceeds the current monitoring standard for identifying frequent trading;



2) is identified as problematic in accordance with ING's trade monitoring policies, discussed below, even if the activity does not exceed the monitoring standard for frequent trading; or



3) if ING determines, in its sole discretion, that such trading activity may not be in the best interests of shareholders,



ING reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to:



1) rejecting additional purchase or exchange orders if a shareholder exceeds the current monitoring standard for frequent trading;



2) rejecting all trades from broker-dealers or their registered representatives associated with frequent trading;



3) termination of the selling group agreement with broker-dealers associated with frequent trading; or



4) imposition of redemption fees on trades in certain funds.



ING's current monitoring standard for identifying frequent trading is more than four exchanges of a specified monitoring amount within a one-year period, other than transactions associated with the Systematic Exchange Privilege. The exchange limit does not apply to money market funds. However, exchanges between a money market fund and another fund will be included in the four exchanges per year limit. Additionally, in accordance with ING's trade monitoring policies, the following would be indicative of possible market timing:



1) serial purchases and redemptions, or serial exchanges, involving more than one fund, particularly if they involve funds managed in a similar investment style (e.g., international funds);



2) a series of transactions at dollar levels just below the amount used as the monitoring standard; and



3) trading activity of persons or entities that have been associated with market timing historically.



If an activity is identified as problematic after further investigation, ING reserves the right to take measures to deter such activity. ING also reserves the right to modify the monitoring standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on the needs of the particular fund and/or state or federal regulatory requirements. A different monitoring standard may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.



Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, ING is often required to make decisions that are inherently subjective. ING strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.



Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries, which are common forms of holding shares of the Fund. Such intermediaries include broker-dealers, banks, investment advisers, record-keepers, retirement plans, variable insurance products, trusts and approved fee-based program accounts. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The ability of ING to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, ING must rely on the financial intermediary to monitor frequent, short-term trading within the Fund by the financial intermediary's customers. ING seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that ING will be able to identify individual shareholders who may be making frequent short-term trades or curtail their trading activity.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


APPLICATION DEADLINES


All applications to purchase shares during the Offering Period must be received by the transfer agent no later than November 11, 2004, except in the case of IRA transfers which must be received by the transfer agent no later than October 15, 2004. During the Offering Period, fund assets will be invested exclusively in short-term instruments.



No new deposits will be accepted during the Quiet Period and Fund assets will continue to be invested exclusively in short-term investments.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       13

SHAREHOLDER
GUIDE                                                     CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------


SALES CHARGE CALCULATION


CLASS A

Class A shares of the Fund are sold subject to the following sales charge:

                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $1,000,000           2.00            2.04
 $1,000,000 and over                             See below

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares may be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%     2 Years
 $2,500,000 - $4,999,999        0.50%     1 Year
 $5,000,000 and over            0.25%     1 Year

CLASS B

Class B shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell during the Offering Phase and the Guarantee Period. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The table below shows the applicable CDSC based on the time invested.

REDEMPTION DURING                                        CDSC
 First year after initial share purchase                    5%
 2nd year after initial share purchase                      5%
 3rd year after initial share purchase                      4%
 4th year after initial share purchase                      4%
 5th year after initial share purchase                      3%
 Thereafter                                              None

CLASS C

Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell during the Offering Phase and the first year of the Guarantee Period. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The Fund imposes a CDSC on redemptions made during the Offering Phase and the first year of the Guarantee Period. The table below shows the applicable CDSC based on the time invested.

REDEMPTION DURING                                         CDSC
 First year after initial share purchase                  1.00%
 Thereafter                                                None

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases of any of the ING Funds which offers Class A shares to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares you already own to the amount of your next purchase for purposes of calculating the sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares during the Index Plus LargeCap Period, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege is not available during the Offering Phase or the Guarantee Period. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. In addition to the sales charge waiver based on investment size, Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.


 14      Shareholder Guide

                                                                     SHAREHOLDER
HOW TO PURCHASE SHARES                                                     GUIDE
--------------------------------------------------------------------------------

The minimum initial investment amount for the Fund is as follows:

- Non-retirement and retirement accounts: $1,000

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month. This plan is available only during the Index Plus LargeCap period.

The minimum additional investment during the Offering Phase and Index Plus LargeCap Period (for existing shareholders only) is $100.

Make your investment using the table on the right.


ALL APPLICATIONS TO PURCHASE SHARES DURING THE OFFERING PERIOD MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN NOVEMBER 11, 2004 (OCTOBER 15, 2004 IN THE CASE OF IRA TRANSFERS). MONIES RECEIVED AFTER NOVEMBER 11, 2004 WILL NOT BE INVESTED IN THE FUND, EXCEPT UNDER SPECIAL CIRCUMSTANCES AS DETERMINED BY THE BOARD. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.


The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                           Initial                  Additional
     Method              Investment                 Investment

 BY CONTACTING     An investment
 YOUR INVESTMENT   professional with an
 PROFESSIONAL      authorized firm can help
                   you establish and
                   maintain your account.

 BY MAIL           Visit or consult an        Visit or consult an
                   investment professional.   investment professional.
                   Make your check payable    Fill out the Account
                   to the ING Funds and       Additions form included
                   mail it, along with a      on the bottom of your
                   completed Application.     account statement along
                   Please indicate your       with your check payable
                   investment professional    to the Fund and mail
                   on the New Account         them to the address on
                   Application.               the account statement.
                                              Remember to write your
                   Overnight Address:         account number on the
                    ING Funds                 check.
                    c/o DST Systems
                    816 Wyandotte
                    Kansas City, MO 64105

 BY WIRE           Call the ING Funds         Wire the funds in the
                   Operations Department at   same manner described
                   (800) 992-0180 and         under "Initial
                   select Option 4 to         Investment."
                   obtain an account number
                   and indicate your
                   investment professional
                   on the account.
                   Instruct your bank to
                   wire funds to the Fund
                   in the care of:
                   State Street Bank and
                   Trust Company
                   ABA #101003621
                   Kansas City, MO
                   credit to: ----------
                   (the Fund) A/C
                   #751-8315; for further
                   credit to: ----------
                   Shareholder
                   A/C #----------
                   (A/C # you received over
                   the telephone)
                   Shareholder Name:
                   ------------------------
                   (Your Name Here)
                   After wiring funds you
                   must complete the
                   Account Application and
                   send it to:
                   ING Funds
                   P.O. Box 219368
                   Kansas City, MO
                   64121-9368



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       15

SHAREHOLDER
GUIDE                                                       HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

FUND SHARES MAY BE REDEEMED BY SHAREHOLDERS PRIOR TO THE GUARANTEE MATURITY DATE. HOWEVER, REDEMPTIONS MADE FOR ANY REASON PRIOR TO THE GUARANTEE MATURITY DATE WILL BE MADE AT NAV AND ARE NOT ELIGIBLE FOR THE GUARANTEE. MOREOVER, REDEMPTIONS MAY BE SUBJECT TO A CDSC.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

During the Index Plus LargeCap Period, you may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in compliance with the "By Mail" or "By Telephone" procedures in the table to the right. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delays, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                                                                      Method                           Procedures
                                                               BY CONTACTING YOUR       You may redeem by contacting your
                                                               INVESTMENT               investment professional. Investment
                                                               PROFESSIONAL             professionals may charge for their
                                                                                        services in connection with your
                                                                                        redemption request, but neither the Fund
                                                                                        nor the Distributor imposes any such
                                                                                        charge.
                                                               BY MAIL                  Send a written request specifying the
                                                                                        Fund name and share class, your account
                                                                                        number, the name(s) in which the account
                                                                                        is registered, and the dollar value or
                                                                                        number of shares you wish to redeem to:
                                                                                        ING Funds
                                                                                        P.O. Box 219368
                                                                                        Kansas City, MO 64121-9368
                                                                                        If certified shares have been issued, the
                                                                                        certificate must accompany the written
                                                                                        request. Corporate investors and other
                                                                                        associations must have an appropriate
                                                                                        certification on file authorizing
                                                                                        redemptions. A suggested form of such
                                                                                        certificate is provided on the Account
                                                                                        Application. A signature guarantee may be
                                                                                        required.
                                                               BY TELEPHONE --          You may redeem shares by telephone on all
                                                               EXPEDITED REDEMPTION     accounts other than retirement accounts,
                                                                                        unless you check the box on the Account
                                                                                        Application which signifies that you do
                                                                                        not wish to use telephone redemptions. To
                                                                                        redeem by telephone, call the Shareholder
                                                                                        Servicing Agent at (800) 992-0180.
                                                                                        RECEIVING PROCEEDS BY CHECK:
                                                                                        You may have redemption proceeds (up to a
                                                                                        maximum of $100,000) mailed to an address
                                                                                        which has been on record with ING Funds
                                                                                        for at least 30 days.
                                                                                        RECEIVING PROCEEDS BY WIRE:
                                                                                        You may have redemption proceeds (subject
                                                                                        to a minimum of $5,000) wired to your
                                                                                        pre-designated bank account. You will not
                                                                                        be able to receive redemption proceeds by
                                                                                        wire unless you check the box on the
                                                                                        Account Application which signifies that
                                                                                        you wish to receive redemption proceeds
                                                                                        by wire and attach a voided check. Under
                                                                                        normal circumstances, proceeds will be
                                                                                        transmitted to your bank on the business
                                                                                        day following receipt of your
                                                                                        instructions, provided redemptions may be
                                                                                        made. In the event that share
                                                                                        certificates have been issued, you may
                                                                                        not request a wire redemption by
                                                                                        telephone.


 16      Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------


NET ASSET VALUE



The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.



Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.



When market quotations are not readily available or are deemed unreliable, the Adviser may determine a fair value for the security in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:



- Foreign securities, where an event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the daily fluctuation in the S&P 500 Index exceeds certain thresholds, or the closing value is otherwise deemed unreliable;



- Securities of an issuer that has entered into a restructuring;



- Securities whose trading has been halted or suspended;



- Fixed income securities that have gone into default and for which there is no current market value quotation;



The Fund or the Adviser may use a fair value pricing service approved by the Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       17

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund then open to new Investments, except for the ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

In addition to the Fund available in this prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 922-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Servicing Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR INCOME FUND

You are not required to pay an additional CDSC upon an exchange from the Fund to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

During the Index Plus LargeCap Period, with an initial account balance of at least $5,000 and subject to the information and limitation outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. A CDSC will also be charged if the Fund closes your account due to failure to maintain the minimum account value.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and

 18      Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY


The ING Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a shareholder servicing agent at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


HOUSEHOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       19

                                                                         ADVISER
MANAGEMENT OF THE FUND                                           AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC, an Arizona limited liability company (ING Investments or Adviser), serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, compliance and related services.

Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with over 110,000 employees.


As of [         ], 2004, ING Investments managed over $[    ] billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Phase and Quiet Period                           0.25%
Guarantee Period
  -- Equity Component                                     0.80%
  -- Fixed Component                                      0.55%
  -- ETF Strategy                                         0.55%
Index Plus LargeCap Period                                0.60%


ING Investments has engaged ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.), a Connecticut corporation (INGIM or Sub-Adviser), to serve as the investment sub-adviser to the Fund's portfolio. INGIM is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Investments.



Founded in 1972, INGIM is registered as an investment adviser. INGIM is an indirect wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. INGIM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.



As of [         ], 2004, INGIM managed over $[    ] billion in assets.


Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD


ASSET ALLOCATION. Mary Ann Fernandez, Senior Vice President, INGIM, serves as strategist for the Fund and is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed components. Ms. Fernandez joined INGIM in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by INGIM.



EQUITY COMPONENT. Hugh T. M. Whelan, Portfolio Manager, INGIM, co-manages the Equity Component. Mr. Whelan has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in INGIM's fixed income group since 1989.



Douglas E. Cote, Portfolio Manager, INGIM, co-manages the Equity Component. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for INGIM's equity department.


FIXED COMPONENT. The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of experience. Prior to joining ING Groep N.V. he spent four years at Alfa Investments Inc., where he was senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

PORTFOLIO MANAGEMENT DURING THE INDEX PLUS LARGECAP PERIOD

It is anticipated that Messrs. Whelan and Cote will manage the Fund during the Index Plus LargeCap Period.


 20      Management of the Fund

                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
                                                                       AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Dividends from net investment income are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in November. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the guarantee per share of the Fund will be reduced by the amount of the payment.

DIVIDEND REINVESTMENT

Unless you instruct the Fund otherwise, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. An election to have all dividends and distributions invested in another ING Fund or paid in cash will reduce the Payment Undertaking as described above. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B or C shares of the Fund invested in another ING Fund which offers the same class shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

The asset allocation process may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. There will also be interest income from investments included in the Fixed Component (including income attributable to the purchase of a bond at a discount below its principal amount). As noted above, distributions of any gains and income will be taxable to shareholders even if such distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income and gains from investments included in the Fixed Component even in situations where the Fund has capital losses from investments in the Equity Component.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

The Fund may recognize gains if required to liquidate fixed income securities or other investments at the end of the Guarantee Period that would be taken into account in determining the amount of taxable distributions to shareholders. A redemption of shares in the Fund or an exchange into another ING fund would generally be a



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       21

DIVIDENDS,
DISTRIBUTIONS
AND TAXES
--------------------------------------------------------------------------------

taxable event to you, that would result in the recognition of any gain or loss on such shares.

In addition, there may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


TAXES IN RELATION TO THE FINANCIAL GUARANTEE. Should it be necessary for [MBIA] to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.



 22      Dividends, Distributions and Taxes

In addition to the Fund offered in this prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS

ING Disciplined LargeCap Fund

ING Growth Fund
ING Growth + Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund

ING SmallCap Opportunities Fund

ING Small Company Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund

ING LargeCap Value Fund

ING MagnaCap Fund

ING MidCap Value Fund

ING SmallCap Value Fund
ING Tax Efficient Equity Fund
ING Value Opportunity Fund

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

FIXED INCOME FUNDS
ING Bond Fund
ING Government Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING High Yield Opportunity Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund
ING Strategic Bond Fund
ING Aeltus Money Market Fund
ING Classic Money Market Fund
ING Money Market Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

INTERNATIONAL EQUITY
ING Emerging Countries Fund
ING Foreign Fund

ING International Fund

ING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

INTERNATIONAL GLOBAL EQUITY

ING Global Equity Dividend Fund

ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Worldwide Growth Fund

LOAN PARTICIPATION FUNDS
ING Senior Income Fund

       WHERE TO GO FOR MORE INFORMATION

       The Fund is a series of the ING Equity Trust, a Massachusetts business trust.

       YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

       STATEMENT OF ADDITIONAL INFORMATION (SAI)

       The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

       Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

       ING FUNDS
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034

       1-800-992-0180

       Or visit our website at WWW.INGFUNDS.COM

       This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington,
       D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

       U.S. Securities and Exchange Commission
       Public Reference Section
       450 Fifth Street, N.W.
       Washington, D.C. 20549-0102

       or at the e-mail address: publicinfo@sec.gov

       Or obtain the information at no cost by
       visiting the SEC's Internet website at
       http://www.sec.gov

       When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is: 811-8817.


       (ING FUNDS LOGO)

                                ING EQUITY TRUST

                        ING PRINCIPAL PROTECTION FUND XI

            STATEMENT OF ADDITIONAL INFORMATION DATED [     ], 2004

This Statement of Additional Information ("SAI") is not a Prospectus and should
be read in conjunction with the Prospectus dated [        ], 2004 for Class A,
Class B, and Class C of the ING Principal Protection Fund XI (the "Fund"). The Fund is a series of the ING Equity Trust ("Trust"). Capitalized terms not defined herein are used as defined in the Prospectus. The Trust is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This SAI relates to the Class A, Class B, and Class C shares of the Fund.

A free copy of the Fund's Class A, Class B, and Class C Prospectus is available upon request by writing to the Fund at: 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
GENERAL INFORMATION                                                         3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES                             3
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS                      5
OTHER CONSIDERATIONS                                                       17
THE ASSET ALLOCATION PROCESS                                               17
MANAGEMENT OF THE FUND                                                     18
BOARD OF TRUSTEES                                                          26
TRUSTEE OWNERSHIP OF SECURITIES                                            27
COMPENSATION OF TRUSTEES                                                   28
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                 29
INVESTMENT ADVISER                                                         29
APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISER AGREEMENTS               31
THE FINANCIAL GUARANTY AGREEMENT                                           31
PROXY VOTING PROCEDURES                                                    31
ADMINISTRATIVE SERVICES AGREEMENT                                          32
EXPENSE LIMITATION AGREEMENT                                               32
CUSTODIAN                                                                  33
THE FUND'S FINANCIAL GUARANTOR                                             33
TRANSFER AGENT                                                             33
INDEPENDENT AUDITORS                                                       33
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS                        33
RULE 12B-1 PLAN                                                            34
OTHER EXPENSES                                                             35
CODE OF ETHICS                                                             35
PURCHASE AND REDEMPTION OF SHARES                                          35
DEALER COMMISSIONS AND OTHER INCENTIVES                                    39
BROKERAGE ALLOCATION AND TRADING POLICIES                                  40
DETERMINATION OF SHARE PRICE                                               41
SHAREHOLDER INFORMATION                                                    42
SHAREHOLDER SERVICES AND PRIVILEGES                                        43
DISTRIBUTIONS                                                              44
TAX STATUS                                                                 45
PERFORMANCE INFORMATION                                                    46
LEGAL COUNSEL                                                              47
REPORTS TO SHAREHOLDERS                                                    47

                               GENERAL INFORMATION

Organization. The Trust is a Massachusetts business trust registered as an open-end, diversified management investment company. The Trust was organized in June of 1998. On March 1, 2002, the name of the Trust was changed from "Pilgrim Equity Trust" to "ING Equity Trust."

Series and Classes. Although the Trust currently offers multiple series, this SAI applies only to Class A, Class B, and Class C shares of the Fund. The Board of Trustees ("Board") has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund are classified into three classes: Class A, Class B, Class C. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege, if any, of each class.

Capital Stock. The Fund's shares are fully paid and nonassessable when issued. The Fund's shares have no preemptive or conversion rights, except that Class B shares automatically convert to Class A shares after eight years. Each share of the Fund has the same rights to share in dividends declared by the Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights. Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on those matters submitted, except matters affecting only interests of one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

The Trust's charter may be amended if the amendment is declared advisable by the Trustees and approved by the shareholders of the Trust by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The Trustees may also amend the charter without the vote or consent of Shareholders if they deem necessary to conform the charter to applicable federal or state laws, change the name of the Trust or make other changes that do not materially adversely affect the rights of shareholders.

1940 Act Classification. The Fund is a diversified, open-end management investment company, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without approval by the holders of the lesser of (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund will not:

      (1) Issue any senior security (as defined in the 1940 Act), except that
(i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order;
(iii) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act;

      (2) Borrow money, except that (a) the Fund may enter into certain futures contracts and, during the Index Plus LargeCap Period, options related thereto;
(b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

      (3) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended (the "1933 Act").

      (4) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts ("REITs"), which deal in real estate or interests therein; or (ii) during the Index Plus LargeCap Period, the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

      (5) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and, during the Index Plus LargeCap Period, lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

      (6) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options; and may engage in transactions on a when-issued or forward commitment basis.

      (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

      (8) Concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

With the exception of fundamental investment restriction (2), where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change.

      The Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Fund will not:

      (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

      (2) Invest in companies for the purpose of exercising control or management.

      (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

      (4) Invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

      (5) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

      (6) Invest more than 10% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, considered by the investment manager and/or sub-adviser to be of comparable quality).

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS


The Fund will be managed by ING Investment Management Co. ("INGIM" or "Sub-Adviser") (formerly Aeltus Investment Management, Inc.) subject to oversight by the investment manager ING Investments, LLC, as described more fully in the "Investment Management" section below.


Use of Futures and Other Derivative Instruments During the Guarantee Period

During the Guarantee Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

Futures Contracts. The Fund may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Options Contracts." During the Guarantee Period, the Fund will only enter into futures contracts on the S&P 500 Index and U.S. Treasury securities.

The Fund may purchase and sell futures contracts under the following conditions:
(a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract, (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts, and (c) the notional value of all U.S. Treasury futures shall not exceed 50% of the market value of all corporate bonds, U.S. Treasury Notes and U.S. Agency Notes.

Additional Information Regarding the Use of Futures. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of future contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Fund will mark-to-market the current value of its open futures contracts. The Fund expects to earn interest income on its initial margin deposits.

When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby ensuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

STRIPS, CATS, TIGRs and TRs. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and TRs (Generic Treasury Receipts). These securities are created by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. These securities generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. These securities tend to be subject to the same risks as zero coupon securities. The market prices of these securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Guarantee Period -- Zero Coupon Securities" below.)

Use of Options, Futures and Other Derivative Instruments During the Index Plus LargeCap Period

During the Index Plus LargeCap Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. For purposes other than hedging, the Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters.

Derivatives that may be used by the Fund include forward contracts, swaps, structured notes, futures and options. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than those described in the preceding paragraph, STRIPS and forward exchange contracts are not subject to this 30% limitation.

Futures Contracts. The Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." The Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and standardized as to maturity date and underlying financial instrument. (For additional information regarding the Fund's use of futures contracts during the Index Plus LargeCap Period, see "Additional Information Regarding the Use of Futures" above.)

The Fund can buy and write (sell) options on futures contracts. The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options. The Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Options Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of INGIM.

The Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. The Fund may not buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase call and sell put options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Fund will not write call options on when-issued securities. The Fund purchases call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The Fund may purchase put options when INGIM believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect the Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the SAI of assets and liabilities of the Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the SAI of assets and liabilities of the Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options. The Fund may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association ("NFA") nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies. The Fund may write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transaction costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Forward Exchange Contracts. The Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of INGIM to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

The Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, INGIM must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Swap Transactions. The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if INGIM determines it is consistent with the Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If INGIM incorrectly forecasts such change, the Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. INGIM will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.

The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on asset-backed securities is lower than the interest rates paid on the loans included in the underlying pool, by the amount of the fees paid to the pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Index Plus LargeCap Period - Zero Coupon and Pay-in-Kind Securities" below.)

Additional Restrictions on the Use of Futures and Options Contracts

The Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market. With respect to futures contracts or related options that are entered into during the Index Plus LargeCap Period for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of the Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Fund's transactions in derivatives.

Risk of Imperfect Correlation. The Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged does not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the judgment of INGIM concerning the general direction of interest rates is incorrect, the overall performance of the Fund may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Trust does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund.

Counterparty Risk. With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Additional Investment Techniques and Risk Factors During the Guarantee Period

Foreign Securities. The Fund may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

Zero Coupon Securities. The Fund may invest in U.S. Treasury or agency zero coupon securities maturing on or within 90 days preceding the Guarantee Maturity Date. U.S. Treasury or agency zero coupon securities shall be limited to non-callable, non-interest bearing obligations and shall include STRIPS, CATS, TIGRs and TRs. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Fund may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by a full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1988) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon securities) to its shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund.


Real Estate Securities. The Fund may invest in real estate securities through interests in REITs, provided the REIT is included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, or both. Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (e.g. zoning laws) that impair the rights of real estate owners; and adverse developments in the real estate industry.

Corporate Bonds. The Fixed Component may consist of non-callable corporate bonds, provided that no less than 40% of the Fund's assets are allocated to the Equity Component. Any corporate bond purchased must mature on a date no more than three years before or after the Guarantee Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall be no less than AA-/Aa3. If a corporate bond is downgraded below this level, INGIM shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of the Fund's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.

Additional Investment Techniques and Risk Factors During the Index Plus LargeCap Period

The investment techniques discussed in this section of the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Variable Rate Demand and Floating Rate Instruments. The Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

Foreign Securities. The Fund may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Trust might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts ("ADRs"), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts ("EDRs"), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts ("GDRs"), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

High-Yield Bonds. The Fund may invest in high-yield bonds, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by INGIM. These securities include:

      (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

      (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

      (c)   any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing the Fund's objectives, INGIM seeks to identify situations in which INGIM believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes. High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations. High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks. Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings. The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, INGIM primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of the Fund's investment objective may be more dependent on INGIM's own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities. The Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon securities) to its shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

Convertibles. The Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities. The Fund may invest in real estate securities, including REITs, real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both. The Fund will invest in REITs only to the extent that they are included in the S&P 500.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies. The Fund may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Supranational Agencies. The Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing. The Fund may borrow up to 15% of the value of its total assets from a bank for temporary or emergency purposes. The Fund may borrow for leveraging purposes only if after the borrowing, the value of the Fund's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of the Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Fund does not intend to borrow for leveraging purposes, except that it may invest in leveraged derivatives which have certain risks as outlined above.

Additional Investment Techniques and Risk Factors During Both the Guarantee Period and the Index Plus LargeCap Period

Illiquid Securities. The Fund may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. INGIM shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of net assets of the Fund during the Guarantee Period and will not exceed 10% of net assets of the Fund during the Index Plus LargeCap Period.

Bank Obligations. The Fund may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

OTHER INVESTMENT COMPANIES

The Fund may invest in other investment companies ("Underlying Funds"). The Fund may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

The Fund may invest in exchange traded funds (ETFs) subject to those restrictions under the 1940 Act, applicable to investment in Underlying Funds. During the Guarantee Period, the Fund may only invest in ETFs to the extent outlined in the Prospectus.

                              OTHER CONSIDERATIONS

Acceptance of Deposits During Guarantee Period

The Fund reserves the right to accept additional deposits during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

Principal Investment Strategies. The Fund will not implement an "investment strategy" in any conventional sense. Rather, the Fund's asset allocation strategy seeks to optimize the exposure of the series to the Equity Component while protecting Fund assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Payment Undertaking. The Fund allocates its assets among the following asset classes:

      - During the Offering Period, the Fund's assets will be invested in short-term instruments.

      - During the Guarantee Period, the Fund's assets will be allocated between the:

            - EQUITY COMPONENT, consisting primarily of common stocks included in the Standard and Poor's 500 Composite Stock Price Index (S&P 500) and futures contracts on the S&P 500; and the

            - FIXED COMPONENT, consisting primarily of short-to-intermediate-duration U.S. Government securities.

The Fund's asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and the Fixed Component to optimize exposure to the Equity Component while controlling the risk that payment under the Payment Undertaking will be required. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Fund.

ASSET ALLOCATION - the Sub-Adviser uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Fund, the then prevailing level of interest rates, equity market volatility, the Fund's total annual expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Payment Undertaking. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

                             MANAGEMENT OF THE FUND

MANAGEMENT OF THE ING FUNDS

         Set forth in the table below is information about each Trustee of the Trust.

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------

INDEPENDENT TRUSTEES

PAUL S. DOHERTY                Trustee   October 1999 -   Mr. Doherty is President and          116
7337 E. Doubletree Ranch Rd.             Present          Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                 Pillsbury and Murphy, P.C.,
Date of Birth:  04/28/1934                                Attorneys (1996  - Present);
                                                          and Trustee of each of the
                                                          funds managed by Northstar
                                                          Investment Management
                                                          Corporation (1993 - 1999).

J. MICHAEL EARLEY              Trustee   February 2002 -  President and Chief Executive         116
7337 E. Doubletree Ranch Rd.             Present          Officer, Bankers Trust
Scottsdale, Arizona 85258                                 Company, N.A. (1992 -
Date of Birth:  05/02/1945                                Present).

R. BARBARA GITENSTEIN          Trustee   February 2002 -  President, College of New             116
7337 E. Doubletree Ranch Rd.             Present          Jersey (1999 - Present).
Scottsdale, Arizona 85258                                 Formerly, Executive Vice
Date of Birth:  02/18/1948                                President and Provost, Drake
                                                          University (1992 - 1998).

WALTER H. MAY                  Trustee   October 1999 -   Retired.  Formerly, Managing          116      Best Prep Charity
7337 E. Doubletree Ranch Rd.             Present          Director and Director of                       (1991 - Present).
Scottsdale, Arizona 85258                                 Marketing, Piper Jaffray, Inc.;
Date of Birth:  12/21/1936                                Trustee of each of the funds
                                                          managed by Northstar Investment
                                                          Management Corporation (1996 -
                                                          1999).

JOCK PATTON                    Trustee   October 1999 -   Private Investor (June 1997 -         116      Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.             Present (ING     Present). Formerly, Director                   (January 1999 - Present);
Scottsdale, Arizona 85258                Mayflower Trust) and Chief Executive Officer,                   JDA Software Group, Inc.
Date of Birth:  12/11/1945                                Rainbow Multimedia Group, Inc.                 (January 1999 - Present);
                                         May 1999 -       (January 1999 - December 2001);                BG Associates, Inc.
                                         Present (ING     Director of Stuart Entertainment,
                                         Mutual Funds)    Inc.; Director of Artisoft, Inc.
                                                          (1994 - 1998).

DAVID W.C. PUTNAM              Trustee   October 1999 -   President and Director, F.L.         116       Anchor International Bond
7337 E. Doubletree Ranch Rd.             Present          Putnam Securities Company, Inc.                Trust (December 2000 -
Scottsdale, Arizona 85258                                 and its affiliates; President,                 Present); F.L. Putnam
Date of Birth:  10/08/1939                                Secretary and Trustee, The                     Foundation (December 2000 -
                                                          Principled Equity Market Fund.                 Present); Progressive
                                                          Formerly, Trustee, Trust                       Capital Accumulation Trust
                                                          Realty Corp.; Anchor Investment                (August 1998 - Present);
                                                          Trust; Bow Ridge  Mining Company               Principled Equity Market
                                                          and each of the funds managed by               Fund (November 1996 -
                                                          Northstar Investment Management                Present), Mercy Endowment
                                                          Corporation (1994 - 1999).                     Foundation (1995 -
                                                                                                         Present); Director,
                                                                                                         F.L. Putnam

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------
                                                                                                         Investment Management
                                                                                                         Company (December 2001 -
                                                                                                         Present); Asian American
                                                                                                         Bank and Trust Company
                                                                                                         (June 1992 - Present); and
                                                                                                         Notre Dame Health Care
                                                                                                         Center (1991 - Present)
                                                                                                         F.L. Putnam Securities
                                                                                                         Company, Inc. (June 1978 -
                                                                                                         Present); and an Honorary
                                                                                                         Trustee, Mercy Hospital
                                                                                                         (1973 - Present).

BLAINE E. RIEKE                Trustee   February 2001 -  General Partner, Huntington           116      Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.             Present          Partners (January 1997 -                       (January 1998 - Present).
Scottsdale, Arizona 85258                                 Present).  Chairman of the Board
Date of Birth:  09/10/1933                                and Trustee of each of the funds
                                                          managed by ING Investment
                                                          Management Co. LLC (November
                                                          1998 - February 2001).

ROGER B. VINCENT               Trustee   February 2002 -  President, Springwell Corporation     116      Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.             Present          (1989 - Present).  Formerly,                   Inc. (1998 - Present).
Scottsdale, Arizona 85258                                 Director, Tatham Offshore, Inc.
Date of Birth:  08/26/1945                                (1996 - 2000).

RICHARD A. WEDEMEYER           Trustee   February 2001 -  Retired.  Mr. Wedemeyer was           116      Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.             Present          formerly Vice President - Finance              (1997 - Present).
Scottsdale, Arizona 85258                                 and Administration, Channel
Date of Birth:  03/23/1936                                Corporation (June 1996 - April
                                                          2002). Formerly, Trustee, First
                                                          Choice Funds (1997 - 2001); and
                                                          of each of the funds managed by
                                                          ING Investment Management Co. LLC
                                                          (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY (2)        Trustee   February 2001 -  Chief Executive Officer, ING U.S.     169      Director,  Equitable Life
7337 E. Doubletree Ranch Rd.             Present          Financial Services (September                  Insurance Co., Golden
Scottsdale, Arizona 85258                                 2001 - Present); General Manager               American Life Insurance
Date of Birth:  05/05/1956                                and Chief Executive Officer, ING               Co., Life Insurance Company
                                                          U.S. Worksite Financial Services               of Georgia, Midwestern
                                                          (December 2000 - Present);                     United Life Insurance Co.,
                                                          Member, ING Americas Executive                 ReliaStar Life Insurance
                                                          Committee (2001 - Present);                    Co., Security Life of
                                                          President, Chief Executive                     Denver, Security
                                                          Officer and Director of Northern               Connecticut Life Insurance
                                                          Life Insurance Company (March                  Co., Southland Life
                                                          2001 - October 2002), ING Aeltus               Insurance Co., USG Annuity
                                                          Holding Company, Inc. (2000 -                  and Life Company, and
                                                          Present), ING Retail Holding                   United Life and Annuity
                                                          Company (1998 - Present), ING                  Insurance Co. Inc (March
                                                          Life Insurance and Annuity                     2001 - Present); Director,
                                                          Company (September 1997 -                      Ameribest Life Insurance
                                                          November 2002) and ING Retirement              Co., (March 2001 to
                                                          Holdings, Inc. (1997 - Present).               January 2003); Director,
                                                          Formerly, General Manager and                  First Columbine Life
                                                          Chief Executive Officer, ING                   Insurance Co. (March 2001
                                                          Worksite Division (December                    to December 2002); Member
                                                          2000 - October 2001), President,               of the Board, National
                                                          ING-SCI, Inc. (August                          Commission on



                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                             POSITION(S)                                                      IN FUND
                                HELD     TERM OF OFFICE                                       COMPLEX
                                WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S) -       OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, ADDRESS AND AGE          FUND     TIME SERVED(1)      DURING THE PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
---------------------------- ----------- ---------------- --------------------------------- ------------ --------------------------

                                                          1997 - December 2000); President,              Retirement Policy,
                                                          Aetna Financial Services (August               Governor's Council
                                                          1997 - December 2000);                         on Economic Competitiveness
                                                                                                         and Technology of
                                                                                                         Connecticut, Connecticut
                                                                                                         Business and Industry
                                                                                                         Association, Bushnell;
                                                                                                         Connecticut Forum; Metro
                                                                                                         Hartford Chamber of
                                                                                                         Commerce; and is Chairman,
                                                                                                         Concerned Citizens for
                                                                                                         Effective Government.

JOHN G. TURNER (3)            Chairman   October 1999 -   Chairman, Hillcrest Capital           116      Director, Hormel Foods
7337 E. Doubletree Ranch Rd. and Trustee Present          Partners (May 2002-Present);                   Corporation (March 2000 -
Scottsdale, Arizona 85258                                 President, Turner Investment                   Present); Shopko Stores,
Date of Birth:  10/03/1939                                Company (January 2002 - Present).              Inc. (August 1999 -
                                                          Mr. Turner was formerly Vice                   Present); and M.A.
                                                          Chairman of ING Americas (2000 -               Mortenson Company (March
                                                          2002); Chairman and Chief                      2002 - Present).
                                                          Executive Officer of ReliaStar
                                                          Financial Corp. and
                                                          ReliaStar Life Insurance Company
                                                          (1993 - 2000); Chairman of
                                                          ReliaStar Life Insurance Company
                                                          of New York (1995 - 2001);
                                                          Chairman of Northern Life
                                                          Insurance Company (1992 - 2001);
                                                          Chairman and Trustee of the
                                                          Northstar affiliated investment
                                                          companies (1993 - 2001) and
                                                          Director, Northstar Investment
                                                          Management Corporation and its
                                                          affiliates (1993 - 1999 ).

--------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) Mr. McInerney is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distibutor LLC.

(3) Mr. Turner is an "interested person," as defined by the Investment Company Act of 1940 , because of his affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distibutor LLC.

OFFICERS

         Information about the Trust's officers are set forth in the table below:

                             POSITIONS
                               HELD                   TERM OF OFFICE
                             WITH THE                  AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE         FUND                  TIME SERVED(1)(2)                DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- -----------------------------  -------------------------------------------------------
JAMES M. HENNESSY
7337 E. Doubletree Ranch Rd. President   February 2001 -                   President and Chief Executive Officer, ING Capital
Scottsdale, Arizona 85258    and Chief   Present                           Corporation, LLC, ING Funds Services, LLC, ING Advisors,
Date of Birth:  04/09/1949   Executive                                     Inc., ING Investments, LLC, Lexington Funds Distributor,
                             Officer                                       Inc., Express America TC, Inc. and EAMC Liquidation Corp.
                                                                           (December 2001 - Present); Executive Vice President and
                             Chief       July 2000 -                       Chief Operating Officer and ING Funds Distributor, LLC
                             Operating   Present                           (June 2000 - Present). Formerly, ING Quantitative
                             Officer                                       Management, Inc. (October 2001 - September 2002), Senior
                                                                           Executive Vice President (June 2000 - December 2000) and
                             Secretary   November 1999 - February 2001     Secretary (April 1995 - December 2000), ING Capital
                                         for ING Mayflower Trust           Corporation, LLC, ING Funds Services, LLC, ING
                                         May 1999 - February 2001          Investments, LLC, ING Advisors, Inc., Express America TC,
                                         for ING Mutual Funds              Inc. and EAMC Liquidation Corp.; and Executive Vice
                                                                           President, ING Capital Corporation, LLC and its
                                                                           affiliates (May 1998 - June 2000).

                             Senior      July 2000 - February 2001
                             Executive
                             Vice
                             President

                             Executive   November 1999 - July 2000 for
                             Vice        ING Mayflower Trust
                             President
                                         May 1999 - July 2000 for
                                         ING Mutual Funds

MICHAEL J. ROLAND            Executive   February 2002 - Present           Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd. Vice                                          Treasurer, ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258    President                                     Distributor, LLC, ING Advisors, Inc., ING Investments,
Date of Birth:  05/30/1958   and                                           LLC, Lexington Funds Distributor, Inc., Express America
                             Assistant                                     TC, Inc. and EAMC Liquidation Corp. (December 2001 -
                             Secretary                                     Present).  Formerly, Executive Vice President, Chief
                                                                           Financial Officer and Treasurer ING Quantitative
                             Principal   November 1999 - Present for ING   Management (December 2001 - September 2002), Senior
                             Financial   Mayflower Trust                   Vice President, ING Funds Services, LLC, ING
                             Officer                                       Investments, LLC and ING Funds Distributor, LLC (June
                                         May 1999 - Present for ING        1998 - December 2001).
                                         Mutual Funds November 1999 -
                                         February 2002 for ING Mayflower
                                         Trust

                             Senior      May 1999 - February 2002 for
                             Vice        ING Mutual Funds
                             President

STANLEY D. VYNER             Executive   November 1999 - Present for ING   Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd. Vice        Mayflower Trust                   Investments, LLC (July 2000 - Present) and Chief
Scottsdale, Arizona 85258    President   May 1999 - Present for ING        Investment Officer of the International Portfolios, ING
Date of Birth:  05/14/1950               Mutual Funds                      Investments, LLC (July 1996 - Present).  Formerly,
                                                                           President and Chief Executive Officer, ING Investments,
                                                                           LLC (August 1996 - August 2000).

                             POSITIONS
                                HELD                   TERM OF OFFICE
                              WITH THE                  AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE          FUND                  TIME SERVED(1)(2)               DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- --------------------------------------------------------------------------------------

ROBERT S. NAKA               Senior      November 1999 - Present           Senior Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd. Vice                                          Funds Services, LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258    President                                     Advisors, Inc., ING Capital Corporation, LLC,
Date of Birth:  06/17/1963                                                 ING Investments, LLC and Lexington Funds Distributor,
                             Assistant   November 1999 - Present for ING   Inc. (December 2001 - Present). Formerly, Senior
                             Secretary   Mayflower Trust                   Vice President and Assistant  Secretary, ING
                                                                           Quantitative Management, Inc. (October 2001 -
                                                                           September 2002) and Vice President, ING Investments,
                                         May 1999 - Present for ING        LLC (April 1997 - October 1999), ING Funds Services,
                                         Mutual Funds                      LLC (February 1997 - August 1999).

                             Vice        May 1999 - November 1999 for
                             President   ING Mutual Funds


KIMBERLY A. ANDERSON         Senior Vice November 2003 - Present           Vice President and Secretary, ING Funds Services, LLC,
7337 E. Doubletree Ranch Rd. President                                     ING Funds Distributor, LLC, ING Advisors, Inc., ING
Scottsdale, Arizona 85258    Vice        February 2001 - November 2003     Investments, LLC (October 2001 - Present) and Lexington
Date of Birth:  07/25/1964   President                                     Funds Distributor, Inc. (December 2001 - Present).
                             Secretary   February 2001 -  August 2003      Formerly, Vice President, ING Quantitative Management,
                                                                           Inc. (October 2001 - September 2002); Assistant Vice
                             Assistant   November 1999 - February 2001     President, ING Funds Services, LLC (November 1999 -
                             Vice                                          January 2001) and has held various other positions with
                             President                                     ING Funds Services, LLC for more than the last five
                             and                                           years.
                             Assistant
                             Secretary


ROBYN L. ICHILOV             Vice        November 1999 - Present for ING   Vice President, ING Funds Services, LLC (October 2001 -
7337 E. Doubletree Ranch Rd. President   Mayflower Trust                   Present) and ING Investments, LLC (August 1997 -
Scottsdale, Arizona 85258    and         May 1999 - Present for ING Mutual Present); Accounting Manager, ING Investments, LLC
Date of Birth:  09/25/1967   Treasurer   Funds                             (November 1995 - Present).


J. DAVID GREENWALD           Vice        August 2003 - Present             Vice President of Mutual Fund Compliance of ING Funds
7337 E. Doubletree Ranch Rd. President                                     Services, LLC (May 2003 - Present).  Formerly Assistant
Scottsdale, Arizona 85258                                                  Treasurer and Director of Mutual Fund Compliance and
Date of Birth:  09/24/1957                                                 Operations of American Skandia, A Prudential Financial
                                                                           Company (October 1996 - May 2003).

LAUREN D. BENSINGER          Vice        February 2003 - Present           Vice President and Chief Compliance Officer (July 1995
7337 E. Doubletree Ranch Rd. President                                     to Present), ING Funds Distributor, LLC. (formerly ING
Scottsdale, Arizona 85258                                                  Funds Distributor, Inc. and ING Pilgrim Securities,
Date of Birth:  2-6-1954                                                   Inc.); Vice President (February 1996 to Present) and
                                                                           Chief Compliance Officer (October 2001 to Present)
                                                                           ING Investments, LLC (formerly ING Pilgrim
                                                                           Investments, LLC and ING Investments, Inc.); Vice
                                                                           President and Chief Compliance Officer (July 2000 to
                                                                           Present), ING Advisors, Inc. (formerly ING Pilgrim
                                                                           Advisors, Inc.) and Vice President (July 1995 to
                                                                           Present) ING Fund Services, LLC (formerly ING Pilgrim
                                                                           Group, LLC).


TODD MODIC                   Vice        August 2003 - Present             Director of Financial Reporting, ING Investments, LLC
7337 E. Doubletree Ranch Rd. President                                     (March 2001 - Present).  Formerly, Vice President and
Scottsdale, Arizona 85258    Assistant   August 2001 - August 2003         Chief Compliance Officer (July 2000 to September 2002)
Date of Birth:  11/03/1967   Vice                                          ING Quantitative Management, Inc. (formerly ING Pilgrim
                             President                                     Quantitative Management, Inc and Market Systems
                                                                           Research Advisors, Inc.), Director of Financial
                                                                           Reporting, Axient Communications, Inc. (May 2000 -
                                                                           January 2001) and Director of Finance, Rural/Metro
                                                                           Corporation (March 1995 - May 2000).




                             POSITIONS
                               HELD                    TERM OF OFFICE
                             WITH THE                   AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE         FUND                    TIME SERVED(1)(2)              DURING THE LAST FIVE YEARS(3)
---------------------------- ----------- --------------------------------------------------------------------------------------

HUEY P. FALGOUT              Secretary   August 2003 - Present             Chief Counsel, ING U.S. Financial Services (November
7337 E. Doubletree Ranch Rd.                                               2002 - Present).  Formerly, Associate General Counsel
Scottsdale, Arizona 85258                                                  of AIG American General (January 1999 - November 2002)
Date of Birth:  11/15/1963                                                 and Associate General Counsel of Van Kampen, Inc.
                                                                           (April 1992 - January 1999).

SUSAN P. KINENS              Assistant   February 2003 - Present           Assistant Vice President and Assistant Secretary, ING
7337 E. Doubletree Ranch Rd. Vice                                          Funds Services, LLC (December 2002 - Present); and has
Scottsdale, Arizona 85258    President                                     held various other positions with ING Funds Services,
Date of Birth:  12/31/1976   and                                           LLC for more than the last five years.
                             Assistant
                             Secretary

MARIA M. ANDERSON            Assistant   August 2001 - Present             Assistant Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd. Vice                                          (October 2001 - Present).  Formerly, Manager of Fund
Scottsdale, Arizona 85258    President                                     Accounting and Fund Compliance, ING Investments, LLC
Date of Birth:  05/29/1958                                                 (September 1999 - November 2001) and Section Manager of
                                                                           Fund Accounting, Stein Roe Mutual Funds (July 1998 -
                                                                           August 1999).

THERESA K. KELETY            Assistant   August 2003 - Present             Counsel, ING U.S. Financial Services (April 2003 -
7337 E. Doubletree Ranch Rd. Secretary                                     Present). Formerly Senior Associate with Shearman &
Scottsdale, Arizona 85258                                                  Sterling (February 2000 - April 2003); Associate with
Date of Birth: 02/28/1963                                                  Sutherland Asbill & Brennan (1996 - February 2000).

----------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.

(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:


ING Investments, LLC (March 2002 - name changed from ING Pilgrim       ING Funds Services, LLC (March 2002 - name changed from ING
    Investments, LLC) ING Mutual Funds Management Co., LLC (April          Pilgrim Group, LLC) ING Pilgrim Group, Inc.
    2001 - merged into ING Pilgrim Investments, LLC)                       (February 2001 - merged into Pilgrim Group LLC) ING
    ING Pilgrim Investments, Inc. (February 2001 - merged into             Pilgrim Group, LLC (February 2001 - formed) ING Pilgrim
    ING Pilgrim Investments, LLC)                                          Group, Inc. (September 2000 - name changed from Pilgrim
    ING Pilgrim Investments, LLC (February 2001 - formed)                  Group, Inc.) Lexington Global Asset Managers, Inc.
    ING Pilgrim Investments, Inc. (September 2000 - name changed           (July 2000 - merged into Pilgrim Group, Inc.) Northstar
    from Pilgrim Investments, Inc.)                                        Administrators, Inc. (November 1999 - merged into
    Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim             Pilgrim Group, Inc.) Pilgrim Group, Inc. (October
    Investments, Inc.) Pilgrim Investments, Inc. (October 1998 -           1998 - name changed from Pilgrim American Group, Inc.)
    name changed from Pilgrim America Investments, Inc.)                   Pilgrim America Group, Inc. (April 1995 - name changed
    Pilgrim America Investments, Inc. (April 1995 - name changed           from Newco Holdings Management Corporation) Newco
    from Newco Advisory Corporation)                                       Holdings Management Corporation (December 1994 -
    Newco Advisory Corporation (December 1994 - incorporated)               incorporated)

    **Pilgrim Advisors, Inc. (November 1999 - name changed from
    Northstar Investment Management Corporation)
                                                                           ING Capital Corporation, LLC (March 2002 - name changed
                                                                           from ING Pilgrim Capital Corporation, LLC) ING Pilgrim
                                                                           Capital Corporation (February 2001 - merged into ING
                                                                           Pilgrim Capital Corporation, LLC)

ING Funds Distributor, LLC  (October 2002 - name changed from ING          ING Pilgrim Capital Corporation, LLC (February 2001 -
    Funds Distributor, Inc.) ING Funds Distributor, Inc. (March 2002 -     formed) ING Pilgrim Capital Corporation (September
    name changed from ING Pilgrim Securities, Inc.) ING Pilgrim            2000 - name changed from Pilgrim Capital Corporation)
    Securities, Inc. (September 2000 - name changed from Pilgrim           Pilgrim Capital Corporation (February 2000 - name
    Securities, Inc.) Northstar Distributors Inc. November 1999 -          changed from Pilgrim Holdings (Corporation)
    merged into Pilgrim Securities, Inc.) Pilgrim Securities, Inc.         Pilgrim Holdings Corporation (October 1999 - name
    (October 1998 - name changed from Pilgrim America  Securities,         changed from Northstar Holdings, Inc.) Northstar
    Inc.) Pilgrim America Securities, Inc. (April 1995 -                   Holdings, Inc. (October 1999 - merged into Pilgrim
    name changed from Newco Distributors Corporation)                      Capital Corporation) Pilgrim Capital Corporation
    Newco Distributors Corporation (December 1994  - incorporated)         (June 1999 - name changed from Pilgrim America Capital
                                                                           Corporation) Pilgrim Capital Corporation (June
                                                                           1999 - merged into Pilgrim America Capital Corporation)
                                                                           Pilgrim America Capital Corporation (April 1997 -
                                                                           incorporated)

                                                                           ING Quantitative Management, Inc. (September 2002 -
ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim             Dissolved) ING Quantitative Management, Inc.
    Advisors, Inc.) ING Pilgrim Advisors, Inc. (March 2001 - name          (March 2002 - name changed from ING Pilgrim
    changed from ING Lexington Management Corporation)                     Quantitative Management, Inc.) ING Pilgrim Quantitative
    ING Lexington Management Corporation (October 2000 name changed        Management, Inc. (March 2001 - name changed from Market
    from Lexington Management Corporation)                                 Systems Research Advisors) Market Systems Research
    Lexington Management Corporation (December 1996 - incorporated)        Advisors, Inc. (November 1986 - incorporated)



                                BOARD OF TRUSTEES

The Board of Trustees governs the Fund and is responsible for protecting the interests of its shareholders. The Trustees are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Committees

An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held [ ] meetings during the fiscal year ended May 31, 2004.

The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Fund to review the scope of the Fund's audit, it financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Earley, Rieke, Vincent, and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held [ ] meetings during the fiscal year ended May 31, 2004.

The Board of Trustees has formed a Valuation and Proxy Voting Committee (formerly Valuation Committee) whose function is to review the determination of the value of securities held by the Fund for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. May, Patton, Doherty, and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held [ ] meetings during the fiscal year ended May 31, 2004.

The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustees vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held [ ] meetings during the fiscal year ended May 31, 2004.

The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Fund and to make recommendations to the Board of Trustees with respect to the Fund. The Committee for the domestic equity funds currently consists of Messrs. Rieke, Vincent, Putnam, Earley, and Turner. Mr. Vincent serves as Chairman of the Committee. The Investment Review Committee was established on December 17, 2001; the Investment Review Committee held [ ] meetings during the fiscal year ended May 31, 2004.


The Board has established a Compliance and Coordination Committee for the purpose of facilitating information flow among Board members and with management between Board meetings, developing agendas for executive sessions of independent Board members, evaluating potential improvements in the allocation of work load among the Board members and Board committees, and evaluating other opportunities to enhance the efficient operations of the Board. The Compliance and Coordination Committee currently consists of five Independent Trustees: Messrs. Earley, May, Patton, Vincent and Wedemeyer. The Compliance and Coordination Committee held one meeting during the fiscal year ended May 31, 2004.

                         TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                 EQUITY SECURITIES       COMPANIES OVERSEEN BY
                                  IN THE TRUST AS          TRUSTEE IN FAMILY
NAME OF TRUSTEE                 OF DECEMBER 31, 2003    OF INVESTMENT COMPANIES
---------------                 --------------------    -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                 $50,001 - $100,000         Over $100,000
J. Michael Earley               None                       $10,001 - $50,000
R. Barbara Gitenstein           $1 - $10,000               $50,001 - $100,000
Walter H. May                   Over $100,000              Over $100,000
Jock Patton                     $10,001 - $50,000          $50,001 - $100,000
David W. C. Putnam              None                       Over $100,000
Blaine E. Rieke                 $50,001 - $100,000         $50,001 - $100,000
Robert B. Vincent               $50,001 - $100,000         Over $100,000
Richard A. Wedemeyer            $10,001 - $50,000          $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney             $10,001 - $50,000          $50,001 - $100,000
R. Glenn Hilliard               Over $100,000              Over $100,000
John G. Turner                  $1 - $10,000               Over $100,000

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Fund's Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Fund (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                                  VALUE OF      PERCENTAGE
NAME OF TRUSTEE             TO TRUSTEE       COMPANY    TITLE OF CLASS    SECURITIES      OF CLASS
---------------             ----------       -------    --------------    ----------      --------
Paul S. Doherty                 N/A            N/A           N/A             $ 0             N/A
J. Michael Earley               N/A            N/A           N/A             $ 0             N/A
R. Barbara Gitenstein           N/A            N/A           N/A             $ 0             N/A
Walter H. May                   N/A            N/A           N/A             $ 0             N/A
Jock Patton                     N/A            N/A           N/A             $ 0             N/A
David W. C. Putnam              N/A            N/A           N/A             $ 0             N/A
Blaine E. Rieke                 N/A            N/A           N/A             $ 0             N/A
Roger B. Vincent                N/A            N/A           N/A             $ 0             N/A
Richard A. Wedemeyer            N/A            N/A           N/A             $ 0             N/A

                            COMPENSATION OF TRUSTEES

The Fund pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.

The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the Investment Advisers for the year ended May 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Fund or any other funds managed by the Investment Adviser.

                               COMPENSATION TABLE
                                  MAY 31, 2004

                                                     PENSION OR                           TOTAL
                                                     RETIREMENT                        COMPENSATION
                                                      BENEFITS      ESTIMATED              FROM
                                                      ACCRUED         ANNUAL            REGISTRANT
                                   AGGREGATE         AS PART OF      BENEFITS            AND FUND
       NAME OF                 COMPENSATION FROM        FUND           UPON            COMPLEX PAID
  PERSON, POSITION            ING EQUITY TRUST(1)     EXPENSES      RETIREMENT        TO TRUSTEES(3)
  ----------------            -------------------     --------      ----------        --------------
S.M.S. CHADHA(2)                   $ [ ]                N/A            N/A                $ [ ]
ADVISORY BOARD MEMBER

PAUL S. DOHERTY TRUSTEE            $ [ ]                N/A            N/A                $ [ ]

ALAN S. GOSULE(4)                  $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

R. GLENN HILLIARD(7)(8)(9)         $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

WALTER H. MAY TRUSTEE              $ [ ]                N/A            N/A                $ [ ]

THOMAS J. MCINERNEY(5)(7)          $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

JOCK PATTON  TRUSTEE               $ [ ]                N/A            N/A                $ [ ]

DAVID W.C. PUTNAM                  $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

BLAINE E. RIEKE(5) TRUSTEE         $ [ ]                N/A            N/A                $ [ ]

JOHN G. TURNER(7) TRUSTEE          $ [ ]                N/A            N/A                $ [ ]

RICHARD A. WEDEMEYER(6)            $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

DAVID W. WALLACE (3)               $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

BARBARA GITENSTEIN(8)              $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

J. MICHAEL EARLY(8)                $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

ROGER VINCENT(8)                   $ [ ]                N/A            N/A                $ [ ]
TRUSTEE

(1) Trustee compensation includes compensation paid by funds that are not discussed in this SAI.

(2)   Resigned as Advisory Board Member on December 31, 2001.

(3) Represents compensation from 106 funds (total in complex as of May 31, 2003).

(4) Resigned as a Trustee effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his resignation pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Director/Trustee for certain ING Funds for 5 years prior to his resignation.

(5)   Elected as a Trustee of the ING Funds on February 26, 2001.

(6) Formerly a Trustee of ING Funds Trust. Elected as a Director/Trustee of the other ING Funds on February 26, 2001.

(7) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with an investment adviser to the ING Funds. Officers and Directors who are interested persons do not receive any compensation from the Funds.

(8)   Commenced service as a Trustee on February 26, 2002.

(9)   Resigned as a Trustee effective April 30, 2003.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders.

As of April 5, 2004 the Trustees and officers as a group owned less than 1% of any class of the Fund's outstanding Shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding Shares of any class of the Fund.

INVESTMENT ADVISER

The investment adviser for the Fund is ING Investments, LLC ("ING Investments" or "Investment Adviser") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund's portfolio. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with over 100,000 employees.

On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from ING Pilgrim Investments, LLC to ING Investments, LLC.

ING Investments, subject to the authority of the Trustees of the Fund, serves as the Investment Manager to the Fund and has overall responsibility for the management of the Fund's portfolio, subject to delegation of certain responsibilities to INGIM as the sub-adviser for the Fund. ING Investments serves pursuant to a separate investment management agreement ("Investment Management Agreement") between ING Investments and the Trust on behalf of the Fund. The Investment Management Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund. ING Investments oversees the investment management of the Sub-Adviser for the Fund.

The Investment Management Agreement requires ING Investments to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Management Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by ING Investments. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

As of [      ], 2004, ING Investments had assets under management of over $[   ]
billion.

Investment Advisory Fees

ING Investments bears the expense of providing its services, and pays the fees of the Sub-Adviser. For its services, ING Investments is entitled to receive an advisory fee from the Fund as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Period and Quiet Period  0.25%
Guarantee Period
  --Equity Component              0.80%
  --Fixed Component               0.55%
  --ETF Strategy                  0.55%
Index Plus LargeCap Period        0.60%

Sub-Adviser Agreement

The Investment Management Agreement for the Fund provides that the Investment Manager, with the approval of the Board, may select and employ an investment adviser to serve as a Sub-Adviser to the Fund, shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Investment Manager or its affiliates and office rent of the Trust. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the "Sub-Adviser Agreement").

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of auditors, transfer agents and dividend disbursing agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and SAIs of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Manager or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Adviser Agreement may be terminated without payment of any penalties by the Investment Manager, the Trustees, on behalf of the Fund, or the shareholders of the Fund upon 60 days' prior written notice, or by the Sub-Adviser upon three
(3) months' written notice unless the Fund or the Investment Manager requests additional time, which cannot extend beyond three (3) months of the original three (3) month notice period to find a replacement for the Sub-Adviser. Otherwise, the Sub-Adviser Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Trustees, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of the Fund, who are not parties to the Sub-Adviser Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

Pursuant to a Sub-Adviser Agreement between ING Investments and INGIM, INGIM acts as Sub-Adviser to the Fund. In this capacity, INGIM, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Adviser Agreement are based on an annual fee as disclosed below and are paid monthly in arrears by ING Investments.

INGIM is an indirect wholly owned subsidiary of ING Group, and is an affiliate of ING Investments. INGIM is a Connecticut Corporation formed in 1972. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103.

As of [               ], 2004, INGIM had assets under management of over $[    ]
billion.

For its services, INGIM is entitled to receive a sub-advisory fee from the Fund as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Offering Period and Quiet Period        0.1125%
Guarantee Period
  -Equity Component                       0.36%
  -Fixed Component                      0.2475%
  -ETF Strategy                         0.2475%
Index Plus LargeCap Period                0.27%


PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Investment Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting procedures, which require the Investment Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedure guidelines of the ING Funds, including procedures of the Investment Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

     APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISER AGREEMENTS

The Board of Trustees discussed the approval of the Fund's Investment Management Agreement and the Sub-Adviser Agreements, at its meetings of November 22, 2002 and February 25, 2003. At both of these meetings, the Independent Trustees on the Board were advised by their independent counsel.

At these meetings, the Board considered information provided by ING Investments and INGIM regarding the product design and investment process used with other principal protection funds and to be used with the Fund in attaining the investment objective during the Guarantee Period and other periods. The Board also considered the Distributor's marketing plan for the Fund and the Distributor's record in marketing funds that had previously been offered. The Board considered operational aspects of the Fund and the prior funds including regulatory compliance and the manner in which these operational aspects had been addressed by ING Investments and INGIM.

As part of its deliberations during its meetings, the Board reviewed and discussed information relating to the services to be rendered by ING Investments under the proposed agreements, the services to be rendered by INGIM as sub-adviser, and the fees that would be paid under these agreements to ING Investments and to INGIM. The Board also reviewed materials that included sales history of the principal protection funds, the management of the relationship with the financial guarantor by ING Investments and INGIM, and the capabilities and history of ING Investments and INGIM in managing principal protection funds. The Board reviewed information on the principal protection funds managed by ING Investments and INGIM in relation to funds managed by competing firms that offer a type of guarantee, including detailed data regarding the principal protection funds managed by competing firms, the objectives and investment process of those funds, and the structure of the guarantee in those funds. The Board also reviewed the potential impact of current market conditions on the mix between the fixed and equity components for the Fund, the deployment of the sub-adviser's investment personnel resources with respect to the Fund, the experience of the key investment personnel with responsibility for managing the Fund, the total assets under management, and ING Investments' and INGIM's experience in managing principal protection products, and current issues facing the Fund and facing principal protection funds in general.

During its deliberations, the Board also considered (1) prior performance of comparable funds, and in particular, the performance of other funds managed by ING Investments or INGIM or sub-advised by INGIM that seek to pay a guaranteed amount over a designated time period, (2) ING Investments' efforts and entrepreneurial risks in sponsoring a fund that makes available to the investing public an option that seeks preservation of principal, (3) the historical allocation of the assets of comparable funds among the Equity Component and the Fixed Component during the Guarantee Period, (4) the nature and quality of the services to be provided by ING Investments and INGIM and the compensation under the Investment Management Agreement and Sub-Adviser Agreement in light of the services to be provided, (5) the personnel, operations, and financial condition of ING Investments and INGIM, and the investment management oversight capabilities of ING Investments, (6) ING Investments' efforts in securing on behalf of the Fund a guarantee from a qualified financial institution to support the Fund's guarantee during the Guarantee Period, (7) ING Investments' and INGIM's compliance capabilities, (8) the expenses to be borne by shareholders of the Fund, and (9) the expense limitation arrangements to which management committed for the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

In approving the proposed agreements for the Fund, the Board of Trustees, including the Independent Trustees did not identify any single factor as all-important or controlling. However, in approving the Investment Management Agreement and the Sub-Advisor Agreement, the Board focused on the investment process, product design and performance of other principal protection funds managed by ING Investments and INGIM in light of the investment objectives of those funds. The Board also focused on ING Investment's management services, its negotiations and liaison with the Fund's financial guarantor, and ING Investments' compliance capabilities and compliance oversight. The Board concluded that the fees to be paid to ING Investments and INGIM are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board focused on the guarantee structure for the Fund, including the cost of the guarantee, and the importance of a guarantee to investors seeking a goal of principal protection. The Board further determined that the contractual arrangements offer an appropriate means for the Fund to obtain high quality portfolio management services in furtherance of the Fund's objectives, and to obtain other appropriate services for the Fund.



                        THE FINANCIAL GUARANTY AGREEMENT


[The Fund undertakes (the Payment Undertaking) that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the last day of the Quiet Period, less certain expenses not covered by the Expense Limitation Agreement (Guaranteed Amount), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends instead of reinvesting them, or if any shares are redeemed before the Guaranteed Maturity Date, or if there are expenses incurred by the Fund which are not covered by the Expense Limitation Agreement with the Fund's Adviser, the shareholder's Guaranteed Amount will be reduced.


A Financial Guaranty Agreement was executed by ING Equity Trust with MBIA Insurance Corporation (MBIA) pursuant to which MBIA will issue an unconditional and irrevocable financial guarantee insurance policy for the benefit of the shareholders of the Fund. This financial guarantee insurance policy is intended to support the Payment Undertaking of the Fund. MBIA is a monoline financial guarantor which files periodic reports, including financial statements under the Securities Exchange Act of 1934, which are available from the Securities and Exchange Commission at the following address:

     U.S. Securities and Exchange Commission
     Public Reference Section
     450 Fifth Street, N.W.
     Washington, D.C. 20549-0102
     or at the e-mail address: publicinfo@SEC.GOV

You can also receive a copy of such report free of charge by calling ING Funds at 1-800-992-0180.

Although the Fund has obtained the financial guarantee insurance policy, it is possible that MBIA's financial position may deteriorate and MBIA would be unable to satisfy its obligations under the policy. In such event, shareholders will receive the Fund's Net Asset Value if they redeem their shares on the Guarantee Maturity Date. The guarantee is solely the obligation of MBIA. The Fund is not guaranteed by the Investment Adviser, the Sub-Adviser, any of their affiliates, the United States Government, or any other person (other than MBIA) in connection with its obligations under the Financial Guaranty Agreement.

MBIA, ING Investments, INGIM, and the Trust have entered into the Financial Guaranty Agreement specifying the rights and obligations of the parties with respect to the Fund. The insurance policy to be issued pursuant to the Financial Guaranty Agreement is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for the Fund. The Financial Guaranty Agreement, which contains certain investment parameters, provides that, if ING Investments or INGIM fails to comply with specific investment parameters during the Guarantee Period of the Fund as more fully described below, MBIA may direct the cure of the breach within a prescribed period of time. If ING Investments or INGIM fails to do so, MBIA may direct trades on behalf of the Fund in order to bring the Fund back into compliance with these investment parameters, and consistent with the Fund's investment objective and strategies.

INGIM, in managing the Fund during its Guarantee Period, allocates assets to the Equity and Fixed Components. The types of securities which may be held in the Equity Component or the Fixed Component are set forth in the Prospectuses and in this SAI ("Eligible Security"). In the event that, during the Fund's Guarantee Period, INGIM acquires a security that is not an Eligible
Security, MBIA has the right under the Financial Guaranty Agreement to direct the trade instructions from ING Investments or INGIM to the custodian (the "Custodian") to ensure that the security is sold and replaced with an Eligible Security within three business days. In the event ING Investments or INGIM does not sell the security, MBIA reserves the right to issue its own trade instructions directly to the Custodian to sell that security and replace it with an Eligible Security.

The specific formula for the Fund's allocation of assets between the Fixed and Equity Components is set forth in the Financial Guaranty Agreement. In the event that MBIA determines that the allocation of assets is inconsistent with the Financial Guaranty Agreement, MBIA can direct the Custodian to sell securities and replace them with such Eligible Securities as are necessary to bring the Fund's allocation of assets in compliance with the terms of the Financial Guaranty Agreement.

Finally, if ING Investments or INGIM breaches any other terms of the Financial Guaranty Agreement, ING Investments or INGIM must cure the breach within a certain number of days as specified in the Financial Guaranty Agreement. If there is written notification from MBIA of a breach and the breach remains uncured after such time, MBIA will have the right to direct the Custodian to buy and sell Eligible Securities.


After any default has been cured (whether by ING Investments, INGIM or by changes in market prices or as a result of actions taken by MBIA), MBIA has no further right to direct the Custodian with respect to that default.]


                        ADMINISTRATIVE SERVICES AGREEMENT

ING Funds Services, LLC serves as Administrator for the Fund ("Administrator"), pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary for the proper conduct of the Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund ("Transfer Agent") under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Manager. For its services, the Administrator is entitled to receive from the Fund a fee at a rate of 0.10% of the Fund's average daily net assets.

                          EXPENSE LIMITATION AGREEMENT

The Investment Manager entered into an Expense Limitation Agreement ("Expense Limitation Agreement") with the Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Fund which excludes interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager do not exceed:


                                       MAXIMUM OPERATING EXPENSE LIMIT
                                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)*
                                   ----------------------------------------
             FUND                   CLASS A        CLASS B         CLASS C
             ----                   -------        -------         -------
ING Principal Protection Fund XI     1.75%          2.50%           2.50%

----------
* Effective through to the Guarantee Maturity Date.

The Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above.

The Expense Limitation Agreement provides that these expense limitations shall continue until the Guarantee Maturity Date. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.





                 DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES



The Fund is required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.



Other than in regulatory filings, the Fund may provide its complete portfolio holdings schedule to third parties when the Fund has a legitimate business purpose for doing so. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure: to the Fund's auditors for use in providing audit opinions; to financial printers for the purpose of preparing Fund regulatory filings; for the purpose of due diligence regarding a merger or acquisition; to a new adviser or sub-adviser prior to the commencement of its management of the Fund; to rating agencies for use in developing a rating for the Fund; to service providers, such as proxy-voting services providers and portfolio-management database providers, in connection with their providing service benefiting the Fund; and for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. The Fund also is contractually obligated to provide portfolio holdings data on a weekly basis to certain third parties that have financed the Fund's Class B shares. In all instances of such disclosure, the receiving party is subject to confidentiality agreements with the Fund that restricts the use of such information.



In addition to the disclosure discussed above, the Fund compiles a Top Ten List composed of its ten largest holdings. This information is produced monthly and provided to third parties, and is made available on ING's website (www.ingfunds.com) on the tenth day of each month. The "Top Ten" holdings information is as of the last day of the previous month. A third party requesting the Fund's Top Ten List must be in possession of the Fund's current prospectus before the list will be provided.



If a third party requests specific, current information regarding the Fund's portfolio holdings, the Fund will refer the third party to the latest Top Ten List, the latest regulatory filing or to ING's website.


                                    CUSTODIAN

Bank of New York, One Wall Street, New York, New York, 10286, serves as Custodian for the assets of the Fund. The Custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.


In addition to serving as the Custodian of the Fund's assets, the Custodian will monitor both the allocation of assets and the securities held within the Equity Component and the Fixed Component and report on the same to each of ING Investments, INGIM and [MBIA. The Custodian is authorized to accept orders from MBIA made pursuant to the Financial Guaranty Agreement.]


                         THE FUND'S FINANCIAL GUARANTOR


[MBIA, 113 King Street, Armonk, New York 10504 serves as the financial guarantor to the Fund pursuant to a written agreement with ING Investments, INGIM and the Trust. Pursuant to the terms of the Financial Guaranty Agreement, MBIA will issue to the Trust, for the benefit of the shareholders of the Fund, the insurance policy to support the Fund's Payment Undertaking. The insurance policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for the Fund. MBIA is one of the world's premier financial guarantee companies and a leading provider of investment management products and services. MBIA and its subsidiaries provide financial guarantees to municipalities and other bond issuers. MBIA also guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds and obligations of high-quality financial institutions. MBIA's audited financial statements for the fiscal year ended December 31, 2003, included as an exhibit to the Annual Report filed on Form 10-K by MBIA Inc. (its parent company) with the SEC on March 12, 2004, are incorporated herein by reference.



MBIA does not accept any responsibility for the accuracy or completeness of the Prospectus or Statement of Additional Information or any information or disclosure contained herein, or omitted herefrom, other than with respect to the accuracy of the information regarding MBIA set forth in the Prospectus and SAI. Additionally, MBIA makes no representation regarding the Fund or the advisability of investing in the Fund.]


                                 TRANSFER AGENT

DST Systems, Incorporated ("Transfer Agent"), P.O. Box 419368, Kansas City, Missouri 64141, serves as the Transfer Agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP ("KPMG"), 99 High Street, Boston, MA 02110, has been appointed independent auditor to the Fund.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Shares of the Fund are distributed by ING Funds Distributor, Inc. ("Distributor"), 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 pursuant to a Distribution Agreement between the Trust and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. Shares of the Fund will be offered during the Offering Period for the Fund but will not be offered during the Guarantee Period for the Fund, except in connection with reinvestment of dividends. Shares of the Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period for the Fund. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the 1933 Act. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of each Board who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of each Trust. See the Prospectuses for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Fund and have no effect on the net asset value of the Fund.


In addition to paying fees under the Fund's Distribution and Shareholder Servicing plan, the Fund may pay service fees to intermediaries such as brokers-dealers, financial advisors, or other financial institutions, including affiliates of the Investment Manager (such as ING Funds Services, LLC) for administration, sub-transfer agency, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These additional fees paid by the Fund to intermediaries may take two forms: (1) basis point payments on net assets and/or (2) fixed dollar amount payments per shareholder account. These may include payments for 401K sub-accounting services, networking fees, and omnibus account servicing fees.



The Fund's Investment Manager or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including Fund affiliates. These amounts would be in addition to the distribution and shareholder servicing payments made by the Fund under the Distribution and Shareholder Servicing plan, and are in addition to trails and commissions. The payments made under these arrangements are paid out of the Investment Manager's or the Distributor's legitimate profits, and are intended to result in the promotion or distribution of Fund shares.



Compensation paid by the Investment Manager or the Distributor may take the form of cash incentives and non-cash compensation, and may include, but are not limited to: cash; merchandise; trips and financial assistance to dealers in connection with pre-approved conferences or seminars; sales or training programs for invited sales personnel; occasional entertainment; charitable contributions to charities supported by an intermediary; payment for travel expenses (including meals and lodging) incurred by sales personnel to locations appropriate under applicable NASD Rules for such seminars or training programs; radio and television shows regarding securities products; seminars for the public; business development and educational enhancement items such as software packages; prospecting lists; client appreciation events; advertising and sales campaigns (including printing and postage expenses) regarding one or more of the Fund or other funds managed by the Investment Manager; other events sponsored by dealers; and professional certifications and dues. The Distributor also may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor.



Currently, the Investment Manager and/or Distributor have payment arrangements
such as those described above with [       ] intermediaries. The most
significant of these arrangements are with [       ]. The Distributor also has
such arrangements with several of its affiliates, including [IDENTIFY, E.G., ING ADVISORS NETWORK/ING DIRECT]. Payment arrangements with financial institutions are generally structured in one of three ways: (1) as a percentage of net assets; (2) as a fixed dollar amount; or (3) as a percentage of gross sales. For the year ended May 31, 2004, the Investment Manager and/or
Distributor paid approximately [$        ] to various unaffiliated entities
under these arrangements applicable to the Fund. During this period the
Investment Manger and/or Distributor also paid approximately [$        ] to its
affiliates in accordance with these arrangements, applicable to the Fund.


                                 RULE 12B-1 PLAN

The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to the classes of shares offered by the Fund ("Rule 12b-1 Plan"). The Fund intends to operate the Rule 12b-1 Plan in accordance with its terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plan, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of the different classes of shares of the Fund in amounts as set forth in the following table.

                   FEES BASED ON AVERAGE DAILY NET ASSETS
                  ----------------------------------------
                     CLASS A        CLASS B     CLASS C
                     -------        -------     -------
Service               0.25%          0.25%       0.25%
Distribution           n/a           0.75%       0.75%

These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of each class of shares of the Fund, including payments to dealers for selling shares of the Fund and for servicing shareholders of these classes of the Fund. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plan. No more than 0.75% per annum of the Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of the Fund's average net assets held by the Authorized Dealer's clients or customers.

Under the Rule 12b-1 Plan, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The total rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% for Class C. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of shares. The distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, B, or C shares.

The Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

In addition to providing for the expenses discussed above, the Rule 12b-1 Plan also recognizes that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's Shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to: cash; merchandise; trips and financial assistance to dealers in connection with pre-approved conferences or seminars; sales or training programs for invited sales personnel; payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs; seminars for the public; advertising and sales campaigns regarding the Fund or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to
(1) 0.35% of the value of the Fund's shares sold by the dealer during a particular period, and (2) 0.25% of the value of the Fund's shares held by the dealer's customers for more than one year, calculated on an annual basis.

The Rule 12b-1 Plan has been approved by the Board of Trustees of the Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. The Rule 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. The Rule 12b-1 Plan and any distribution or service agreement may be terminated as to the Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

In approving the Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of the Fund are necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plan as tailored to each class of the Fund, will benefit the Fund and its shareholders.

The Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to the Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board at least quarterly on the monies reimbursed to it under the Rule 12b-1 Plan, as well as to furnish the Board with such other information as may reasonably be requested in connection with the payments made under the Rule 12b-1 Plans in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plans should be continued.

                                 OTHER EXPENSES

In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

The Fund, the Investment Manager and Distributor have adopted a Code of Ethics, as required by Rule 17j-1 of the 1940 Act, governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

                        PURCHASE AND REDEMPTION OF SHARES

A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in each Prospectus under "Shareholder Guide." Shares of the Fund are purchased at the NAV of the Fund next determined after a purchase order is received by the dealer (and/or Distributor) or by the Fund's Transfer Agent, less any applicable front-end sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. All applications to purchase shares during the Offering Period of the Fund must be received by the Transfer Agent no later than November 11, 2004 (October 15, 2004 in the case of IRA rollovers).

Any redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. Moreover, such redemptions may be subject to a CDSC. Amounts redeemed prior to the Guarantee Maturity Date are not eligible for the guarantee.

Certain investors may purchase shares of the Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by the Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the

Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Fund reserves the right to amend or terminate this practice at any time.

During the IndexPlus LargeCap Period, Class A shares of the Fund may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A shares of the Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

Shares of the Fund may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the ING Fund purchased.

Additionally, Class A shares of the Fund may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Trust (or certain other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the offering price.

The officers, Trustees and bona fide full-time employees of the Trust and the officers, directors and full-time employees of the Investment Manager, any Sub-Adviser, the Distributor, any service provider to the Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Sub-Adviser, may purchase Class A shares of the Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the respective Fund. The Trust may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

Class A shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from ING Prime Rate Trust.

Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust;
(ii) registered investment advisors, trust companies and bank trust departments investing in shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); and (vi) any registered investment company for which ING Investments serves as adviser.

Letters of Intent and Rights of Accumulation

An investor may immediately qualify for a reduced sales charge on the purchase of Class A shares of the Fund or any of the ING Funds which offers Class A shares, or shares with front-end sales charges, by completing the Letter of Intent section of the Account Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Account Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the ING Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Account Application in the Prospectuses. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the investor. By completing the Letter of Intent section of the Account Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

The value of shares of the Fund plus shares of other open-end funds distributed by the Distributor (excluding shares of the ING Money Market Funds) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform Gift To Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

Shares of the Fund and other open-end ING Funds (excluding ING General Money Market Shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in other ING Funds which impose a CDSC may be combined with Class A shares of the Fund for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

Redemptions

Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the guarantee. Moreover, redemptions may be subject to a CDSC.

Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days' written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase. Redemptions made prior to the Guarantee Maturity Date may be subject to a CDSC and are not eligible for the Payment Undertaking.

No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

The CDSC or redemption fee will be waived for certain redemptions of shares upon
(i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

Reinstatement Privilege

The Fund allows reinstatement privileges only during the Index Plus LargeCap Period. If you sell Class B or Class C shares of the Fund during the Index Plus LargeCap Period, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge during the Index Plus LargeCap Period. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

Additional Rights

The Fund retains certain rights, including the rights to: refuse orders to purchase shares; vary its requirements for initial or additional investments, reinvestments, retirement and employee benefit plans, sponsored arrangements and similar programs; and change or discontinue its sales charge waivers and orders acceptance practices.

                     DEALER COMMISSIONS AND OTHER INCENTIVES

In connection with the sale of shares of the Fund, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A Shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

    DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
----------------------------------------------------------
AMOUNT OF TRANSACTION                              CLASS A
---------------------                              -------
  Less than $50,000                                 5.00%
 $50,000 -- $99,999                                 3.75%
$100,000 -- $249,999                                2.75%
$250,000 -- $499,000                                2.00%
$500,000 -- $999,999                                1.75%
 $1,000,000 and over                            See below


The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A Shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A Shares that are subject to a CDSC:

       AMOUNT OF                        DEALER COMMISSION AS A PERCENTAGE OF
      TRANSACTION                                 AMOUNT INVESTED
------------------------                ------------------------------------
$1,000,000 to $2,499,000                                1.00%
$2,500,000 to $4,999,999                                0.50%
   $5,000,000 and over                                  0.25%


Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A Shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B Shares subject to a CDSC. For purchases of Class C Shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of the Fund.

The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of each Board and ING Investments, INGIM has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is INGIM's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. INGIM may also consider the sale of shares of registered investment companies advised by INGIM as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to INGIM's duty to obtain best execution.

INGIM receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Fund and other investment companies, services related to the execution of trades on behalf of the Fund and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Fund as a component of other research services. INGIM considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. INGIM's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to INGIM.

Research services furnished by brokers through whom the Fund effects securities transactions may be used by INGIM in servicing all of its accounts; not all such services will be used by INGIM to benefit the Fund.

Consistent with federal law, INGIM may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. INGIM's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect INGIM's opinion as to which services and which means of payment are in the long-term best interests of the Fund.

INGIM may buy or sell the same security at or about the same time for the Fund and another advisory client of INGIM, including clients in which affiliates of INGIM have an interest. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of the Fund and/or accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. For underwritten offerings (initial or secondary), in addition to considering the factors mentioned in the previous sentence, INGIM may employ a rotational method for allocating securities purchased in these offerings. Prices are averaged for aggregated trades.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

                          DETERMINATION OF SHARE PRICE


As noted in the Prospectus, the NAV and offering price of each class of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in less than 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in period during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See ""Net Asset Value'' in the shareholder guide of the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.



Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.



If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analysis and quantitative models to help determine fair value as of the time the Fund calculates its net asset value, and there can be no assurance that markets will continue to behave in a fashion reflected in the models used by a service. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of close of the NYSE. Pursuant to procedures adopted by the Board, the Funds are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the fund's net asset value per share.



Options on currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.



In computing the net asset value for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent, is the net asset value per share.


The per share net asset value of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.


Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Eastern time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

Certificates representing shares of the Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Trust reserves the right, if conditions exist, that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares of the Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of the Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued unless the shareholder requests them in writing.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares of the Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Fund.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

Individual Retirement Accounts

Investors having earned income are eligible to purchase shares of the Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Fund). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of the Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

Telephone Redemption and Exchange Privileges

As discussed in the Prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectuses.

      (1) Telephone redemption and/or exchange instructions received in good order before the pricing of the Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 P.M. Eastern Time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, certain classes of shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

      (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

      (3) ING Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Fund's Prospectuses or herein.

      (4) Telephone redemption requests must meet the following conditions to be accepted by ING Funds:

            (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty (30) days.

            (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

            (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.

            (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

            (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

      (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.

      (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectuses.

      (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

      (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

      (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund's then-current prospectuses.

      (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

                                  DISTRIBUTIONS

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of the Fund at the then-current net asset value, with no sales charge. The Fund's management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash. If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your distributions in cash, you should consider the appropriateness of investing in the Fund. Distributions or dividends in cash (instead of reinvesting them) will reduce the shareholder's Guaranteed Amount.

Systematic Withdrawal Plan

Systematic withdrawals may be made only during the Index Plus LargeCap Period. You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the Fund.

During the period in which withdrawals are allowed, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200, whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of the Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

Exchanges

The Fund will allow exchanges to be made during the Index Plus LargeCap Period as described in the Prospectus. It is important to know that no exchanges into the Fund will be allowed during the Quiet Period or the Guarantee Period.

You may exchange shares for shares of the same class of any other ING Fund, except for Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying an additional sales charge. A complete description of the manner in which shares may be exchanged appears in the Prospectus under "Shareholder Guide." The Fund will not permit exchanges in violation of any of the terms and conditions set forth in the Fund's Prospectuses or herein.

The following conditions must be met for all exchanges involving the Fund: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange;
(iv) except for exchanges into the ING Money Market Fund, the account value of the fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of ING to discourage and prevent frequent trading by shareholders among the Fund in response to market fluctuations. Accordingly, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, ING reserves the right to reject any exchange request.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Fund. No attempt is made to present a detailed explanation of the tax treatment of the Fund and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Fund intends to elect to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Taxes in Relation to the Financial Guarantee


Should it be necessary for [MBIA] to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.


                             PERFORMANCE INFORMATION

In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of the Fund with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the ING Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

Average Annual Total Return

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one and five years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                        P(1 + T)(to the power of n) = ERV

Where:
P     = a hypothetical initial payment of $1,000
T     = an average annual total return
n     = the number of years
ERV   = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1 or 5 year period, at the end of such period (or fractional portion thereof).

The Fund may also from time to time include in such advertising a total return figure for its classes that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Trust may include performance for Class B, or C that does not take into account the imposition of the applicable CDSC.

Reports and promotional literature may also contain the following information:
(i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which the Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of the Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Fund or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the ING Funds and individual stocks in the Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of the Fund or other industry specialists; (x) lists or statistics of certain of the Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of the Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

In addition, reports and promotional literature may contain information concerning the Investment Manager, the Sub-Advisers, ING Capital Corporation, LLC ("ING Capital"), ING Funds Services, LLC or affiliates of the Company, the Investment Manager, the Sub-Advisers, ING Capital or ING Funds Services, LLC including: (i) performance rankings of other funds managed by the Investment Manager or a Sub-Adviser, or the individuals employed by the Investment Manager or a Sub-Adviser who exercise responsibility for the day-to-day management of a fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds Services, LLC; (v) the past performance of other funds managed by the Investment Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

                                  LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006.

                             REPORTS TO SHAREHOLDERS

The fiscal year of the Fund ends on May 31. The Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent auditor will be sent to shareholders each year.

                                   APPENDIX A

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                           As amended August 21, 2003

                                   ----------


I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors (1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the

--------------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that a conflict of interest appears to exist with respect to any of member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any of member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.  REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                           As amended August 21, 2003

                                   ----------



I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy

      Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

      A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) the Proxy Coordinator has recommended the Proxy Group's consideration of a specific proxy proposal.

      For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
      (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The

      Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear or they appear to involve unusual or controversial issues.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as described below). Thereafter, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report.

Any Conflicts Report provided to the Proxy Coordinator must be completed and be received by the Proxy Coordinator within two (2) business days of the Coordinator's request. Such Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports and any other written materials establishing whether a conflict of interest exists to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters in which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                    TITLE OR AFFILIATION

Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice
                              President of ING Investments, LLC

Karla J. Bos                  Acting Proxy Coordinator

Kimberly A. Anderson          Vice President and Assistant Secretary,
                              ING Investments, LLC

Maria Anderson                Assistant Vice President - Manager Fund Compliance
                              of ING Funds Services, LLC

Michael J. Roland             Executive Vice President and Chief Financial
                              Officer of ING Investments, LLC

J. David Greenwald            Vice President - Fund Compliance of ING Fund
                              Services, LLC

Megan L. Dunphy, Esq.         Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services



Effective as of July 10, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                           As amended August 21, 2003

                                   ----------



I.    INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(K) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)   (1)   Amended and Restated Declaration of Trust for ING Equity Trust dated
            February 25, 2003 - previously filed as an Exhibit to Post-Effective
            Amendment No. 43 to the Registrant's Registration Statement on Form
            N-1A on September 30, 2003 and incorporated herein by reference.

      (2) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (4) Establishment and Designation of Additional Series and Classes of Beneficial Interest, Par Value $0.01 per share (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

      (5) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A on January 15, 2002 and incorporated herein by reference.

      (6) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (7) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated July 10, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (8) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated July 11, 2002
            - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (9) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated November 18, 2002 (ING Principal Protection Fund VI) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (10) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated February 10, 2003 (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (11) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated April 21, 2003 (ING Principal Protection Fund VIII) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (12) Certificate of Amendment of Declaration of Trust and Redesignation of Series, dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (13) Declaration of Trust - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

      (14) Certificate of Amendment to Declaration of Trust, effective May 1, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (15) Certificate of Amendment of Declaration of Trust, dated June 15, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the

            Registrant's Registration Statement on Form N1-A on July 3, 2001 and incorporated herein by reference.

      (16) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated November 1, 2003 (ING Principal Protection Fund IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (17) Certificate of Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated January 20, 2004 (ING Principal Protection Fund X) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (18) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective November 11, 2003 (ING LargeCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.


                  (i) Amended Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective November 11, 2003. -previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.



      (19) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective February 25, 2004 (ING Principal Protection Fund XI). *





(b)   (1)   Bylaws - previously filed as an Exhibit to the Registrant's initial
            Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

      (2) Form of Amendment to bylaws - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(c)   Not applicable.

(d)   (1)   Amended and Restated Investment Management Agreement, dated
            September 23, 2002, between ING Investments, LLC and ING Equity

            Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Form of Amended Schedule A with respect to the Amended and Restated Investment Management Agreement with ING Investments, LLC (ING LargeCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (2) Investment Management Agreement, dated May 9, 2001, with Pilgrim Equity Trust and ING Pilgrim Investments - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Amended and Restated Schedule A with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Principal Protection Fund
                        - ING Principal Protection Funds X and XI) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.





      (3) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (LargeCap Growth, Convertible, Equity and Bond and Large Company Value Funds) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (4) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Financial Services Fund)
            - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (5) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Tax Efficient Equity
            Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (6) Sub-Advisory Agreement, dated May 9, 2001, between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) First Amendment to the Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (ii) Second Amendment to the Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (7) Sub-Advisory Agreement, dated January 30, 2002, between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) First Amendment to Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (ii) Second Amendment to Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (8) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) 1st Amendment to Sub-Adviser Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (ii) 2nd Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (iii) Second Amendment to the Amended and Restated Schedule A
                        to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registrations Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (iv) Form of Amended and Restated Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Funds X and XI) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (9) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate
            Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) 1st Amendment to Sub-Adviser Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (ii) 2nd Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (10) Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (11) Restated Expense Limitation Agreement, effective August 1, 2003, between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. (ING Real Estate Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (12) Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated August 1, 2003. (ING Principal Protection Fund IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.






                  (i) Form of Amended Schedule A with respect to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust (ING Principal Protection Funds X and XI) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (13) Sub-Advisory Agreement executed January 30, 2002 between ING Investments, LLC and Brandes Investment Partners, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) 1st Amendment dated July 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC dated January 30, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                    a. 2nd Amendment dated September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC dated January 30, 2002
                        - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                    b. Form of Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                    c. Form of Amended Schedule B to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


(e)   (1)   Underwriting Agreement dated September 23, 2002 between ING Funds
            Distributor, Inc. and ING Equity Trust - previously filed as an
            Exhibit to Post-Effective Amendment No. 46 to the Registrant's
            Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (2) Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (3) Amended Schedule A to Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust, executed August 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (4) Amended Schedule A to the Underwriting Agreement with ING Fund Distributor - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (5) Amended Schedule A with respect to the Underwriting Agreement with ING Funds Distributor, LLC and ING Equity Trust dated February 25, 2004. (ING Principal Protection Funds X and XI) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


(f)   Not applicable.

(g)   (1)   Custodian and Investment Accounting Agreement, dated November 1,
            2001, between Pilgrim Equity Trust and State Street Bank and Trust
            Company - previously filed as an Exhibit to Post-Effective Amendment
            No. 46 to the Registrant's Registration Statement on Form N-1A on
            January 9, 2004 and incorporated herein by reference.


                  (i) First Amendment to Custodian and Investment Accounting Agreement with State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (ii) Amended and Restated Schedule A to the Custodian and Investment Accounting Agreement between ING Equity Trust and State Street Bank and Trust Company, effective November 22, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.


      (2) Custodian Service and Monitoring Agreement, dated April 30, 2003, between ING Equity Trust, MBIA Insurance Corporation and Bank of New York (ING Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company, executed November 22, 2002 (ING Principal Protection Fund VIII and IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (ii) Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company, executed April 30, 2004 (ING Principal Protection Fund X and XI) *



                  (iii) Amendment to the Custodian Service and Monitoring
                        Agreement between ING Equity Trust, MBIA and State Street Bank and Trust Company, executed as of September 30, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (3) Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Amended Exhibit A with respect to the Fund Accounting Agreement dated as of February 1, 2004 between ING Equity Trust and The Bank of New York. - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.



      (4) Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.



                  (i) Amended Exhibit A with respect to the Custody Agreement as of February 1, 2004 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (5) Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration

            Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Amended Exhibit A with respect to the Foreign Custody Manager Agreement as of February 1, 2004. - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (6) Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.


                  (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty as of February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (7) The Bank of New York Cash Reserve Agreement dated March 31, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Amended Exhibit A with respect to the Bank of New York Cash Reserve Agreement as of February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


(h)   (1)   Other Material Contracts - previously filed as an Exhibit to the
            Registrant's initial Form N-1A Registration Statement on June 15,
            1998 and incorporated herein by reference.

      (2) Other Material Contracts - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

      (3) Agency Agreement dated November 30, 2000 between ING Pilgrim Investments, LLC and DST Systems, inc. (Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the

            Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) Form of Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc., dated February 25, 2004. - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.



      (4) Form of Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC, effective February 25, 2004
            - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


                  (i) Amended and Restated Schedule A with respect to the Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (ING Principal Protection IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.





                  (ii) Form of Schedule A with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (ING Principal Protection Funds X and XI) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      (5) Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


                  (i) First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form

                        N-1A on January 9, 2004 and incorporated herein by reference.



                  (ii) Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (iii) Third Amendment to the Financial Guaranty Agreement
                        dated August 20, 2002 between MBIA Insurance
                        Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (iv) Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (v) Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (vi) Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form

                        N-1A on January 9, 2004 and incorporated herein by reference.


                  (vii) Seventh Amendment to the Financial Guaranty Agreement
                        dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (viii) Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (ix) Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust. *






      (6) Restated Expense Limitation Agreement dated September 23, 2002 among ING Investments, LLC, Clarion CRA Securities, L.P. and ING Equity Trust -previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (i) Schedule A to the Restated Expense Limitation Agreement (ING Real Estate Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



      (7) Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.



                  (i) Amended Schedule A to the Administration Agreement between ING Equity Trust and ING Funds Services dated September 23, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's

                        Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (8) Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.






(i)   (1)   Opinion and Consent of Counsel - to be filed by subsequent
            Post-Effective Amendment



(j)   (1)   Consent of KPMG, Independent Auditors - to be filed by subsequent
            Post-Effective Amendment.



      (2) Consent of PricewaterhouseCoopers Independent Accountants - to be filed by subsequent Post-Effective Amendment.


(k)   (1)   Financial Statements of MBIA Insurance Corporation - MBIA Insurance
            Corporation's audited financial statements - for the fiscal year ended December 31, 2002, previously filed as an exhibit to the Annual Report filed on Form 10-K by MBIA Inc. (its parent company) with the SEC on March 31, 2003, and are incorporated herein by reference.

(l)   Not applicable.

(m)   (1)   Fourth Amended and Restated Distribution and Service Plan (Classes
            A, B, C, Q and T Shares) dated August 1, 1998 and Amended and
            Restated November 1999, May 9, 2001, November 2, 2001 and August 20,
            2002 - previously filed as an Exhibit to Post-Effective Amendment
            No. 46 to the Registrant's Registration Statement on Form N-1A on
            January 9, 2004 and incorporated herein by reference.

      (2) Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Tax Efficient Equity Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Waiver of Fee Payable under Distribution Plan for Class A Shares of ING Tax Efficient Equity Fund dated September 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (3) Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Large Company Value Fund - previously filed as an

            Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (4) Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (5) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (6) Service and Distribution Plan August 20, 2002 with regard to Class B shares of ING Large Company Value Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (7) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Convertible, ING Equity and Income, and ING LargeCap Growth Funds - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (8) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (9) Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Tax Efficient Equity Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (10) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Large Company Value Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (11) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (12) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Financial Services Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (13) Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Tax Efficient Equity Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (14) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares to ING Large Company Value Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (15) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (16) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Financial Services Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (17) Shareholder Servicing Plan dated August 20, 2002 with regard to ING Tax Efficient Equity Fund - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (18) Amended Schedule A to Fourth Amended and Restated Service and Distribution Plan for ING Equity Trust (Classes A, B, C and Q) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (19) Amended Schedule A to Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C and Q) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (20) Amended Schedule A to Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, Q and T) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (21) Amended Schedule A to Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust (Classes A, B, C and Q) (LargeCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (22) Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust, (ING Principal Protection Fund IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (23) Form of Amended Schedules A and B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust (ING Principal Protection Funds X and XI) - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


(n)   (1)   Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust -
            previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9,
            2004 and incorporated herein by reference.

      (2) Amended Schedule A and Amended Schedule B to Multiple Class Plan Pursuant to Rule 18f-3 (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (3) Amended Schedule A and Amended Schedule B to Multiple Class Plan Pursuant to Rule 18f-3 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (4) Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 (ING LargeCap Value Fund and ING Principal Protection Fund IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (5) Amended Schedule B to Multiple Class Plan Pursuant to Rule 18f-3 (ING LargeCap Value Fund and ING Principal Protection Fund IX) - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (6) Amended Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.


      (7) Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 (ING Principal Protection Fund X and XI) - *



      (8) Amended Schedule B to Multiple Class Plan Pursuant to Rule 18f-3 (ING Principal Protection Fund X and XI) - *



(o)   (1)   Aeltus Code of Ethics - previously filed as an Exhibit to
            Post-Effective Amendment No. 7 to the Registrant's Registration
            Statement on Form N-1A on April 18, 2001 and incorporated herein by reference.



      (2) Brandes Investment Partners, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.



                  (i) Amendment to Brandes Investment Partners, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.



      (3) Clarion CRA Securities, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.



      (4) ING Funds and Advisers ("ING Investments, LLC") Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 52"' to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.



      (5) Wellington Management Company, LLP Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.


      *  Filed herein

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      There are no persons controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

      Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the work "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Trustee or Officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (A) by the court or other body approving the settlement or other disposition; or

            (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.


(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.


(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

      (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

      (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

      Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

      Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

      Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for Clarion CRA Securities L.P. (File No. 801-49083), Aeltus Investment Management, Inc. (File No. 801-9046); AW Advisers, LLC (File No. 801-60625); and Brandes Investment Partners, LLC (File No. 801-24896).

ITEM 27. PRINCIPAL UNDERWRITER


      (a) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) is the principal underwriter for ING Equity Trust, ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Funds; ING Variable Portfolios, Inc.; ING VP Balanced Portfolio, Inc.; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

      (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

      (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), (d) the Transfer Agent, (e)-(h) the Sub-Advisers and (i)-(j) the Custodians. The address of each is as follows:

      (a)   ING Equity Trust
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (b)   ING Investments, LLC
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (c)   ING Funds Distributor, LLC 7337
            East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (d)   DST Systems, Inc.
            P.O. Box 419368
            Kansas City, Missouri 64141


      (e)   ING Clarion Real Estate Securities, L.P.
            259 Radnor-Chester Road, Suite 205
            Radnor, PA 19087


      (f)   Aeltus Investment Management, Inc.
            10 State House Square
            Hartford, Connecticut 06103-3602

      (g)   Wellington Management Company, LLP
            75 State Street
            Boston, Massachusetts 02109

      (h)   Brandes Investment Partners, LLC
            11988 El Camino Real, Suite 200
            San Diego, California 92130-2083

      (i)   State Street Bank and Trust Company
            801 Pennsylvania
            Kansas City, Missouri 64105

      (j)   The Bank of New York
            One Wall Street
            New York, NY 10286

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS

      (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual and semi-annual reports to shareholders, upon request and without charge.

      (c) During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the financial guaranty issued by MBIA Insurance Corporation ("MBIA") under the Financial Guaranty Agreement.

      These significant events include: (i) the termination of the Financial Guaranty Agreement; (ii) a default under the Financial Guaranty Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of MBIA; or (iv) a reduction in the credit rating of MBIA's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baal or lower, respectively.

      (d) If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), MBIA, Inc. (MBIA's parent company) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), that includes MBIA's financial statements (the "MBIA Financial Statements"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include MBIA's audited financial statements, covering the periods that would otherwise have been required of MBIA by Form 10-K under the Exchange Act, to the extent these are available. Further, the Registrant undertakes under such circumstances to include as an exhibit to its' registration statement, the consent of the independent auditors of the MBIA regarding such reports.

      (e) During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports to shareholders, information as to where they may request the most recent annual and/or quarterly report of the MBIA that includes the MBIA Financial Statements filed under the Exchange Act free of charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 7th day of May, 2004.


                                ING EQUITY TRUST


                                By:   /s/ Huey P. Falgout, Jr.
                                      -------------------------
                                      Huey P. Falgout, Jr.
                                      Secretary


Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                   SIGNATURE                                            TITLE                          DATE
                   ---------                                            -----                          ----
________________________________________________           Director/Trustee and Chairman           May 7, 2004
                John G. Turner*
                                                           President and Chief Executive           May 7, 2004
________________________________________________           Officer
               James M. Hennessy*
                                                           Executive Vice President and
________________________________________________           Principal Financial Officer             May 7, 2004
               Michael J. Roland*
________________________________________________           Director/Trustee                        May 7, 2004
                Paul S. Doherty*
________________________________________________           Director/Trustee                        May 7, 2004
               J. Michael Earley*
________________________________________________           Director/Trustee                        May 7, 2004
             R. Barbara Gitenstein*
________________________________________________           Director/Trustee                        May 7, 2004
              Walter H. May, Jr.*

________________________________________________           Director/Trustee                        May 7, 2004
              Thomas J. McInerney*
________________________________________________           Director/Trustee                        May 7, 2004
                  Jock Patton*
________________________________________________           Director/Trustee                        May 7, 2004
               David W.C. Putnam*
________________________________________________           Director/Trustee                        May 7, 2004
                Blaine E. Rieke*
________________________________________________           Director/Trustee                        May 7, 2004
               Roger B. Vincent*
________________________________________________           Director/Trustee                        May 7, 2004
             Richard A. Wedemeyer*



*By:     /s/ Huey P. Falgout, Jr.
         ------------------------
         Huey P. Falgout, Jr.
         Attorney-in-Fact**


** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee listed above were previously filed as attachments to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on January 9, 2004, and are incorporated herein by reference.

                                  EXHIBIT INDEX


EXHIBIT NUMBER                 NAME OF EXHIBIT
--------------                 ---------------
   (a)(19)          Establishment and Designation of Additional Series and
                    Classes of Shares of Beneficial Interest, Par Value
                    $0.01 per share, effective February 25, 2004 (ING
                    Principal Protection Fund XI).

  (g)(2)(ii)        Amended Schedule A to the Custodian Service and Monitoring
                    Agreement between ING Equity Trust, MBIA and Bank of New
                    York Company, executed February 25, 2004 (ING Principal
                    Protection Funds X and XI).

  (h)(5)(ix) Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance
                    Corporation, ING Investments, LLC, Aeltus Investment
                    Management, Inc. and ING Equity Trust.

    (n)(7)          Amended Schedule A to Multiple Class Plan Pursuant to
                    Rule 18f-3 (ING Principal Protection Funds X and XI).

    (n)(8)          Amended Schedule B to Multiple Class Plan Pursuant to
                    Rule 18f-3 (ING Principal Protection Funds X and XI).